COLI VUL-2 Series Account

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of COLI VUL-2 Series Account and Those Charged with Governance of COLI VUL-2 Series Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise COLI VUL-2 Series Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 10, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 12, 2024

Appendix A

The subaccounts that comprise COLI VUL-2 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Small Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Century Investments VP Capital Appreciation Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Century Investments VP Inflation Protection Fund, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Century Investments VP International Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Century Investments VP Mid Cap Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Century Investments VP Ultra Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Century Investments VP Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Funds IS Global Small Capitalization Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Funds IS Growth Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Funds IS Growth- Income Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Funds IS International Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
American Funds IS New World Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
BlackRock Global Allocation V.I. Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023

BlackRock High Yield V.I., Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
BNY Mellon Stock Index Fund, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
ClearBridge Variable Mid Cap Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
ClearBridge Variable Small Cap Growth Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Columbia VP Small Cap Value Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Davis Financial Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Davis Value Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Delaware VIP International Series, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Delaware VIP Small Cap Value Series, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	As of December 31, 2023	For the year then ended December 31, 2023	For the period from April 21, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
DWS Core Equity VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
DWS CROCI U.S. VIP, Class A	Not applicable	Not applicable	For the year then ended December 31, 2022
DWS High Income VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
DWS Small Cap Index VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
DWS Small Mid Cap Value VIP, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Eaton Vance VT Floating- Rate Income, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Ariel Mid Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023

Empower Bond Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Core Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Emerging Markets Equity Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Global Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Government Money Market Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Inflation- Protected Securities Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower International Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower International Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Large Cap Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Large Cap Value Fund, Investor II Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2015 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2020 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2025 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2030 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2035 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2040 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2045 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023

Empower Lifetime 2050 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2055 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Lifetime 2060 Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Mid Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Moderate Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Multi-Sector Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Real Estate Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower S&P Mid Cap 400 Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower S&P Small Cap 600 Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Short Duration Bond Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Small Cap Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower Small Cap Value Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Empower U.S. Government Securities Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Federated Hermes High Income Bond Fund II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Federated Hermes Kaufmann Fund II, Primary Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023

Fidelity VIP Contrafund Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Fidelity VIP Emerging Markets Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Fidelity VIP Growth Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Fidelity VIP Mid Cap Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Goldman Sachs VIT Multi- Strategy Alternatives Portfolio, Service Shares	Not applicable	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Invesco Global Real Estate Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Invesco V.I. Core Equity Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Invesco V.I. EQV International Equity Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Invesco V.I. Health Care Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Invesco V.I. Main Street Mid Cap Fund	As of December 31, 2023	Not applicable	For each of the years in the two- year period then ended December 31, 2023
Invesco V.I. Main Street Small Cap Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Janus Henderson Balanced Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023

Janus Henderson Enterprise Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Janus Henderson Forty Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Janus Henderson Global Research Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Lord Abbett Series Fund Developing Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Lord Abbett Series Fund Total Return Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
LVIP JPMorgan Small Cap Core Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 3, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
LVIP JPMorgan U.S. Equity Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For the period from January 3, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
MFS Blended Research Small Cap Equity Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
MFS Global Real Estate Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
MFS Growth Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
MFS International Growth Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
MFS Mid Cap Growth Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
MFS Mid Cap Value Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
MFS Research Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
MFS Total Return Bond Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023

MFS Value Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	As of December 31, 2023	Not applicable	For each of the years in the two- year period then ended December 31, 2023
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
PIMCO High Yield Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
PIMCO Income Portfolio, Institutional Class	As of December 31, 2023	For the year then ended December 31, 2023	For the year then ended December 31, 2023
PIMCO Low Duration Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
PIMCO Real Return Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
PIMCO Total Return Portfolio, Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Pioneer Real Estate Shares VCT Portfolio, Class I	Not applicable	For the period from January 1, 2023 to April 28, 2023 (cessation of operations)	For the year then ended December 31, 2022 and period from January 1, 2023 to April 28, 2023 (cessation of operations)
Putnam VT Focused International Equity Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Putnam VT Global Asset Allocation Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Putnam VT High Yield Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Putnam VT Income Fund, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023

Putnam VT International Value Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Putnam VT Large Cap Growth Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Putnam VT Large Cap Value Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Putnam VT Research Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Putnam VT Small Cap Value Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Putnam VT Sustainable Future Fund, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
VanEck VIP Emerging Markets Fund, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
VanEck VIP Global Resources Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Vanguard VIF Global Bond Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Vanguard VIF Total Bond Market Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023
Victory RS Small Cap Growth Equity VIP Series, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two- year period then ended December 31, 2023

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio, Class I-2	American Century Investments VP Capital Appreciation Fund, Class I	American Century Investments VP Inflation Protection Fund, Class II	American Century Investments VP International Fund, Class I	American Century Investments VP Mid Cap Value Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I

ASSETS:
Investments at fair value (1)	$441,394	$499,357	$3,665,204	$47,822	$1,787,845	$23	$975,213
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Policies	-	-	-	-	5,296	-	-
Receivable from the fund manager	-	-	-	-	-	-	49,437
Total assets	441,394	499,357	3,665,204	47,822	1,793,141	23	1,024,650

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	49,437
Payable to the fund manager	-	-	-	-	5,296	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	5,296	-	49,437

NET ASSETS	$441,394	$499,357	$3,665,204	$47,822	$1,787,845	$23	$975,213

Fair value per share (NAV)	$16.53	$14.22	$9.37	$10.58	$19.44	$25.65	$12.19
Shares outstanding in the Separate Account	26,703	35,117	391,164	4,520	91,967	1	80,001

(1) Investments in mutual fund shares, at cost	$654,161	$511,393	$4,006,707	$37,464	$2,060,830	$18	$972,226

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I

ASSETS:
Investments at fair value (1)	$104,485	$3,508,190	$337	$1,791,141	$1,541,639	$22	$2,758,055
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Policies	1,410	-	-	-	23	-	-
Receivable from the fund manager	-	43,362	-	-	-	-	-
Total assets	105,895	3,551,552	337	1,791,141	1,541,662	22	2,758,055

LIABILITIES:
Payable to the Policies	-	43,362	-	-	-	-	-
Payable to the fund manager	1,410	-	-	-	23	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1,410	43,362	-	-	23	-	-

NET ASSETS	$104,485	$3,508,190	$337	$1,791,141	$1,541,639	$22	$2,758,055

Fair value per share (NAV)	$17.50	$98.20	$58.30	$17.41	$25.17	$13.25	$16.31
Shares outstanding in the Separate Account	5,971	35,725	6	102,880	61,249	2	169,102

(1) Investments in mutual fund shares, at cost	$97,088	$3,259,839	$297	$2,169,580	$1,718,526	$21	$3,096,252

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Small Cap Value Fund, Class 1	Davis Financial Portfolio	Davis Value Portfolio

ASSETS:
Investments at fair value (1)	$588,229	$31,264,518	$98,323	$578,053	$147,885	$402,451	$165,655
Receivable from dividends	3,159	-	-	-	-	-	-
Receivable from the Policies	-	-	56	3,896	-	-	-
Receivable from the fund manager	-	220,265	-	-	-	-	-
Total assets	591,388	31,484,783	98,379	581,949	147,885	402,451	165,655

LIABILITIES:
Payable to the Policies	-	220,265	-	-	-	-	-
Payable to the fund manager	-	-	56	3,896	-	-	-
Payable to the Company	-	34	-	-	-	-	-
Total liabilities	-	220,299	56	3,896	-	-	-

NET ASSETS	$591,388	$31,264,484	$98,323	$578,053	$147,885	$402,451	$165,655

Fair value per share (NAV)	$6.84	$69.08	$22.82	$27.35	$12.98	$13.06	$6.24
Shares outstanding in the Separate Account	85,998	452,584	4,309	21,135	11,393	30,816	26,547

(1) Investments in mutual fund shares, at cost	$616,882	$28,084,727	$103,874	$536,257	$131,367	$427,227	$204,819

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Delaware VIP International Series, Standard Class	Delaware VIP Small Cap Value Series, Service Class	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Value VIP, Class A

ASSETS:
Investments at fair value (1)	$269,794	$602,080	$53,956	$24	$368,616	$9,239,593	$1,527,464
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Policies	3,870	603	-	-	4,716	-	-
Receivable from the fund manager	-	-	242	-	-	7,920	-
Total assets	273,664	602,683	54,198	24	373,332	9,247,513	1,527,464

LIABILITIES:
Payable to the Policies	-	-	242	-	-	7,920	-
Payable to the fund manager	3,870	603	-	-	4,716	-	-
Payable to the Company	-	-	-	-	-	10	-
Total liabilities	3,870	603	242	-	4,716	7,930	-

NET ASSETS	$269,794	$602,080	$53,956	$24	$368,616	$9,239,583	$1,527,464

Fair value per share (NAV)	$16.75	$38.14	$9.06	$12.24	$5.63	$13.63	$13.86
Shares outstanding in the Separate Account	16,107	15,786	5,955	2	65,474	677,887	110,207

(1) Investments in mutual fund shares, at cost	$267,957	$632,653	$54,466	$22	$375,578	$10,406,689	$1,429,770

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class

ASSETS:
Investments at fair value (1)	$1,567,281	$426,052	$195,337	$4,090,417	$477,255	$94,422	$16
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Policies	-	44	-	-	-	-	-
Receivable from the fund manager	-	-	-	3,864	44	-	-
Total assets	1,567,281	426,096	195,337	4,094,281	477,299	94,422	16

LIABILITIES:
Payable to the Policies	-	-	-	3,864	44	-	-
Payable to the fund manager	-	44	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	44	-	3,864	44	-	-

NET ASSETS	$1,567,281	$426,052	$195,337	$4,090,417	$477,255	$94,422	$16

Fair value per share (NAV)	$8.65	$5.43	$8.82	$12.75	$7.38	$9.70	$8.36
Shares outstanding in the Separate Account	181,189	78,463	22,147	320,817	64,669	9,734	2

(1) Investments in mutual fund shares, at cost	$1,618,628	$470,974	$196,893	$4,241,261	$474,612	$95,793	$(400)

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class

ASSETS:
Investments at fair value (1)	$972,073	$32,435,559	$19	$5,402,878	$4,410,190	$803,561	$2,696,993
Receivable from dividends	-	12,616	-	-	-	-	-
Receivable from the Policies	-	-	-	-	-	425	-
Receivable from the fund manager	-	326,812	-	1,406	69,815	-	-
Total assets	972,073	32,774,987	19	5,404,284	4,480,005	803,986	2,696,993

LIABILITIES:
Payable to the Policies	-	326,812	-	1,406	69,815	-	-
Payable to the fund manager	-	-	-	-	-	425	-
Payable to the Company	-	702,298	-	6	5	-	-
Total liabilities	-	1,029,110	-	1,412	69,820	425	-

NET ASSETS	$972,073	$31,745,877	$19	$5,402,872	$4,410,185	$803,561	$2,696,993

Fair value per share (NAV)	$6.92	$1.00	$8.98	$12.35	$12.03	$9.02	$11.39
Shares outstanding in the Separate Account	140,473	32,435,559	2	437,480	366,599	89,087	236,786

(1) Investments in mutual fund shares, at cost	$1,067,364	$32,435,559	$21	$5,362,785	$4,569,269	$701,495	$2,445,105

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class

ASSETS:
Investments at fair value (1)	$617,135	$651,721	$7,959,113	$3,637,472	$2,760,197	$2,002,411	$1,021,822
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Policies	-	-	105	-	306	-	1,942
Receivable from the fund manager	-	-	-	91	-	14	-
Total assets	617,135	651,721	7,959,218	3,637,563	2,760,503	2,002,425	1,023,764

LIABILITIES:
Payable to the Policies	-	-	-	91	-	14	-
Payable to the fund manager	-	-	105	-	306	-	1,942
Payable to the Company	-	-	9	-	-	-	-
Total liabilities	-	-	114	91	306	14	1,942

NET ASSETS	$617,135	$651,721	$7,959,104	$3,637,472	$2,760,197	$2,002,411	$1,021,822

Fair value per share (NAV)	$12.74	$9.95	$13.40	$10.25	$13.38	$10.28	$13.56
Shares outstanding in the Separate Account	48,441	65,500	593,964	354,875	206,293	194,787	75,356

(1) Investments in mutual fund shares, at cost	$660,016	$716,882	$8,408,099	$4,016,598	$2,888,882	$2,242,714	$1,048,753

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class

ASSETS:
Investments at fair value (1)	$396,538	$572,338	$1,198	$468,433	$243,814	$132,267	$3,223,418
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Policies	-	515	-	45	-	26	313
Receivable from the fund manager	27	-	-	-	215	-	-
Total assets	396,565	572,853	1,198	468,478	244,029	132,293	3,223,731

LIABILITIES:
Payable to the Policies	27	-	-	-	215	-	-
Payable to the fund manager	-	515	-	45	-	26	313
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	27	515	-	45	215	26	313

NET ASSETS	$396,538	$572,338	$1,198	$468,433	$243,814	$132,267	$3,223,418

Fair value per share (NAV)	$10.83	$17.17	$10.32	$12.97	$6.28	$6.75	$7.90
Shares outstanding in the Separate Account	36,615	33,334	116	36,117	38,824	19,595	408,028

(1) Investments in mutual fund shares, at cost	$408,220	$556,485	$1,133	$499,901	$245,712	$131,187	$3,437,974

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Multi- Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class

ASSETS:
Investments at fair value (1)	$1,609,520	$1,781,534	$10,376,701	$1,089,485	$3,376,298	$20	$1,103,331
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Policies	-	636	6,743	4,472	12,784	-	-
Receivable from the fund manager	-	-	-	-	-	-	6,538
Total assets	1,609,520	1,782,170	10,383,444	1,093,957	3,389,082	20	1,109,869

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	6,538
Payable to the fund manager	-	636	6,743	4,472	12,784	-	-
Payable to the Company	-	-	11	-	-	-	-
Total liabilities	-	636	6,754	4,472	12,784	-	6,538

NET ASSETS	$1,609,520	$1,781,534	$10,376,690	$1,089,485	$3,376,298	$20	$1,103,331

Fair value per share (NAV)	$12.77	$12.00	$19.11	$12.72	$10.29	$10.30	$35.91
Shares outstanding in the Separate Account	126,039	148,461	542,998	85,651	328,114	2	30,725

(1) Investments in mutual fund shares, at cost	$1,567,495	$1,798,213	$10,197,192	$1,006,896	$3,336,174	$21	$796,557

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II	Federated Hermes Kaufmann Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$2,437,013	$605,386	$21	$289,735	$1,814,488	$1,777,104	$39,590
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	43,748	-	-	-	-	-	-
Total assets	2,480,761	605,386	21	289,735	1,814,488	1,777,104	39,590

LIABILITIES:
Payable to the Policies	43,748	-	-	-	-	-	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	43,748	-	-	-	-	-	-

NET ASSETS	$2,437,013	$605,386	$21	$289,735	$1,814,488	$1,777,104	$39,590

Fair value per share (NAV)	$35.78	$10.92	$5.66	$17.40	$46.83	$10.58	$89.92
Shares outstanding in the Separate Account	68,111	55,438	4	16,651	38,746	167,968	440

(1) Investments in mutual fund shares, at cost	$2,232,798	$620,589	$19	$290,325	$1,532,383	$2,240,513	$39,835

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Invesco Global Real Estate Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I

ASSETS:
Investments at fair value (1)	$8,057,064	$190,942	$279,935	$20,912	$1,138,601	$17,942	$2,792,474
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	7,680	-	-	-	-	-	69,200
Total assets	8,064,744	190,942	279,935	20,912	1,138,601	17,942	2,861,674

LIABILITIES:
Payable to the Policies	7,680	-	-	-	-	-	69,200
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	9	-	-	-	-	-	-
Total liabilities	7,689	-	-	-	-	-	69,200

NET ASSETS	$8,057,055	$190,942	$279,935	$20,912	$1,138,601	$17,942	$2,792,474

Fair value per share (NAV)	$461.79	$10.82	$34.69	$16.01	$13.98	$29.29	$34.09
Shares outstanding in the Separate Account	17,447	17,647	8,070	1,306	81,445	613	81,915

(1) Investments in mutual fund shares, at cost	$7,616,666	$220,576	$289,221	$19,216	$1,218,807	$18,068	$2,901,387

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Mid Cap Fund		Invesco V.I. Main Street Small Cap Fund	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I

ASSETS:
Investments at fair value (1)	$112,911	$1		$634,496	$1,726,348	$77,210	$3,009,870	$544,292
Receivable from dividends	-	-		-	-	-	-	-
Receivable from the Policies	-	-		3,898	-	-	4,315	-
Receivable from the fund manager	-	-		-	392,089	-	-	68
Total assets	112,911	1		638,394	2,118,437	77,210	3,014,185	544,360

LIABILITIES:
Payable to the Policies	-	-		-	392,089	-	-	68
Payable to the fund manager	-	-		3,898	-	-	4,315	-
Payable to the Company	-	-		-	-	-	-	-
Total liabilities	-	-		3,898	392,089	-	4,315	68

NET ASSETS	$112,911	$1		$634,496	$1,726,348	$77,210	$3,009,870	$544,292

Fair value per share (NAV)	$25.91	$9.79		$26.91	$10.05	$42.07	$45.28	$76.52
Shares outstanding in the Separate Account	4,358	0	*	23,578	171,776	1,835	66,472	7,113

(1) Investments in mutual fund shares, at cost	$111,710	$1		$628,760	$1,823,839	$57,526	$2,851,986	$522,581

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Forty Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Developing Growth Portfolio	Lord Abbett Series Fund Total Return Portfolio	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class

ASSETS:
Investments at fair value (1)	$1,944,598	$426,442	$2,576,200	$361,961	$61,399	$20	$23
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Policies	-	-	2,127	-	-	-	-
Receivable from the fund manager	-	-	-	-	236	-	-
Total assets	1,944,598	426,442	2,578,327	361,961	61,635	20	23

LIABILITIES:
Payable to the Policies	-	-	-	-	236	-	-
Payable to the fund manager	-	-	2,127	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	2,127	-	236	-	-

NET ASSETS	$1,944,598	$426,442	$2,576,200	$361,961	$61,399	$20	$23

Fair value per share (NAV)	$47.35	$61.10	$15.98	$23.96	$14.20	$19.85	$37.63
Shares outstanding in the Separate Account	41,069	6,979	161,214	15,107	4,324	1	1

(1) Investments in mutual fund shares, at cost	$1,857,247	$405,725	$2,559,776	$372,967	$61,295	$21	$22

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class		MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class	MFS Mid Cap Value Portfolio, Initial Class	MFS Research Series, Initial Class

ASSETS:
Investments at fair value (1)	$22	$319,924	$23		$2,389,395	$319,908	$74,135	$22
Receivable from dividends	-	-	-		-	-	-	-
Receivable from the Policies	-	891	-		-	5	47	-
Receivable from the fund manager	-	-	-		522	-	-	-
Total assets	22	320,815	23		2,389,917	319,913	74,182	22

LIABILITIES:
Payable to the Policies	-	-	-		522	-	-	-
Payable to the fund manager	-	891	-		-	5	47	-
Payable to the Company	-	-	-		-	-	-	-
Total liabilities	-	891	-		522	5	47	-

NET ASSETS	$22	$319,924	$23		$2,389,395	$319,908	$74,135	$22

Fair value per share (NAV)	$10.01	$13.08	$60.29		$14.67	$8.57	$9.83	$31.97
Shares outstanding in the Separate Account	2	24,459	0	*	162,876	37,329	7,542	1

(1) Investments in mutual fund shares, at cost	$2,300	$343,318	$20		$2,459,972	$286,810	$70,489	$20

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I		Neuberger Berman AMT Sustainable Equity Portfolio, Class I	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

ASSETS:
Investments at fair value (1)	$2,910,175	$1,485,744	$11,884	$1		$261,396	$79,539	$1,879,145
Receivable from dividends	-	-	-	-		-	-	-
Receivable from the Policies	-	778	-	-		-	-	-
Receivable from the fund manager	16	-	-	-		-	-	-
Total assets	2,910,191	1,486,522	11,884	1		261,396	79,539	1,879,145

LIABILITIES:
Payable to the Policies	16	-	-	-		-	-	-
Payable to the fund manager	-	778	-	-		-	-	-
Payable to the Company	-	-	-	-		-	-	-
Total liabilities	16	778	-	-		-	-	-

NET ASSETS	$2,910,175	$1,485,744	$11,884	$1		$261,396	$79,539	$1,879,145

Fair value per share (NAV)	$11.70	$21.27	$26.63	$15.76		$33.35	$5.35	$9.62
Shares outstanding in the Separate Account	248,733	69,852	446	0	*	7,838	14,867	195,337

(1) Investments in mutual fund shares, at cost	$3,239,599	$1,509,714	$12,329	$1		$227,443	$102,343	$2,199,175

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO High Yield Portfolio, Admin Class	PIMCO Income Portfolio, Institutional Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Putnam VT Focused International Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA

ASSETS:
Investments at fair value (1)	$1,402,121	$32,150	$3,568,163	$1,069,183	$8,172,937	$10,560	$22
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Policies	1,168	-	-	-	-	-	-
Receivable from the fund manager	-	-	-	41	-	-	-
Total assets	1,403,289	32,150	3,568,163	1,069,224	8,172,937	10,560	22

LIABILITIES:
Payable to the Policies	-	-	-	41	-	-	-
Payable to the fund manager	1,168	-	-	-	-	-	-
Payable to the Company	-	-	-	-	9	-	-
Total liabilities	1,168	-	-	41	9	-	-

NET ASSETS	$1,402,121	$32,150	$3,568,163	$1,069,183	$8,172,928	$10,560	$22

Fair value per share (NAV)	$7.18	$9.95	$9.60	$11.57	$9.18	$14.51	$17.56
Shares outstanding in the Separate Account	195,282	3,231	371,684	92,410	890,298	728	1

(1) Investments in mutual fund shares, at cost	$1,460,721	$31,567	$3,667,538	$1,207,204	$9,484,948	$10,426	$20

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA

ASSETS:
Investments at fair value (1)	$89,715	$233,962	$1,155,245	$394,433	$1,958,315	$24	$3,853
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	-	-	978	136	7,910	-	-
Total assets	89,715	233,962	1,156,223	394,569	1,966,225	24	3,853

LIABILITIES:
Payable to the Policies	-	-	978	136	7,910	-	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	978	136	7,910	-	-

NET ASSETS	$89,715	$233,962	$1,155,245	$394,433	$1,958,315	$24	$3,853

Fair value per share (NAV)	$5.61	$8.29	$11.93	$14.04	$29.24	$34.91	$11.70
Shares outstanding in the Separate Account	15,992	28,222	96,835	28,093	66,974	1	329

(1) Investments in mutual fund shares, at cost	$94,026	$249,904	$1,024,255	$298,015	$1,825,155	$18	$3,508

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Sustainable Future Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio

ASSETS:
Investments at fair value (1)	$266,747	$82,560	$3,298,412	$43,807	$1,523,549	$799,345	$2,769,441
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Policies	-	-	2,047	-	-	-	-
Receivable from the fund manager	-	-	-	-	-	36	-
Total assets	266,747	82,560	3,300,459	43,807	1,523,549	799,381	2,769,441

LIABILITIES:
Payable to the Policies	-	-	-	-	-	36	-
Payable to the fund manager	-	-	2,047	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	2,047	-	-	36	-

NET ASSETS	$266,747	$82,560	$3,298,412	$43,807	$1,523,549	$799,345	$2,769,441

Fair value per share (NAV)	$14.97	$9.37	$43.54	$9.21	$26.59	$18.60	$10.63
Shares outstanding in the Separate Account	17,819	8,811	75,756	4,756	57,298	42,976	260,531

(1) Investments in mutual fund shares, at cost	$284,164	$74,700	$2,616,643	$57,289	$1,359,850	$875,839	$2,909,467

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

SUBACCOUNTS
Victory RS Small Cap Growth Equity VIP Series, Class I

ASSETS:
Investments at fair value (1)	$19
Receivable from dividends	-
Receivable from the Policies	-
Receivable from the fund manager	-
Total assets	19

LIABILITIES:
Payable to the Policies	-
Payable to the fund manager	-
Payable to the Company	-
Total liabilities	-

NET ASSETS	$19

Fair value per share (NAV)	$9.56
Shares outstanding in the Separate Account	2

(1) Investments in mutual fund shares, at cost	$22

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio, Class I-2	American Century Investments VP Capital Appreciation Fund, Class I	American Century Investments VP Inflation Protection Fund, Class II	American Century Investments VP International Fund, Class I	American Century Investments VP Mid Cap Value Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I

INVESTMENT INCOME:
Dividend income	$-	$-	$116,383	$613	$39,497	$-	$23,042

TOTAL INVESTMENT INCOME (LOSS)	-	-	116,383	613	39,497	-	23,042

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(40,245)	(1,367)	(85,384)	(858)	(31,922)	(84,725)	5,382
Capital gain distributions	-	656	-	-	186,520	14,046	74,078

Net realized gain (loss) on investments	(40,245)	(711)	(85,384)	(858)	154,598	(70,679)	79,460

Change in net unrealized appreciation (depreciation) on investments	105,088	86,997	62,171	5,874	(103,105)	93,133	(17,788)

Net realized and unrealized gain (loss) on investments	64,843	86,286	(23,213)	5,016	51,493	22,454	61,672

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,843	$86,286	$93,170	$5,629	$90,990	$22,454	$84,714

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I

INVESTMENT INCOME:
Dividend income	$235	$11,745	$4	$22,449	$20,676	$-	$58,878

TOTAL INVESTMENT INCOME (LOSS)	235	11,745	4	22,449	20,676	-	58,878

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(41,285)	67,734	2	(104,199)	5,813	-	(117,893)
Capital gain distributions	991	185,419	16	-	-	-	-

Net realized gain (loss) on investments	(40,294)	253,153	18	(104,199)	5,813	-	(117,893)

Change in net unrealized appreciation (depreciation) on investments	51,401	791,684	50	324,177	184,864	3	375,531

Net realized and unrealized gain (loss) on investments	11,107	1,044,837	68	219,978	190,677	3	257,638

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,342	$1,056,582	$72	$242,427	$211,353	$3	$316,516

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Small Cap Value Fund, Class 1	Davis Financial Portfolio	Davis Value Portfolio

INVESTMENT INCOME:
Dividend income	$43,914	$402,677	$127	$-	$955	$8,105	$2,011

TOTAL INVESTMENT INCOME (LOSS)	43,914	402,677	127	-	955	8,105	2,011

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(36,739)	830,943	(2,699)	(12,868)	(5,005)	(9,650)	(1,184)
Capital gain distributions	-	1,021,683	774	-	9,215	16,296	16,062

Net realized gain (loss) on investments	(36,739)	1,852,626	(1,925)	(12,868)	4,210	6,646	14,878

Change in net unrealized appreciation (depreciation) on investments	73,691	4,226,754	11,416	55,734	21,314	32,504	24,191

Net realized and unrealized gain (loss) on investments	36,952	6,079,380	9,491	42,866	25,524	39,150	39,069

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,866	$6,482,057	$9,618	$42,866	$26,479	$47,255	$41,080

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Delaware VIP International Series, Standard Class	Delaware VIP Small Cap Value Series, Service Class	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Value VIP, Class A

INVESTMENT INCOME:
Dividend income	$2,726	$3,414	$2,025	$-	$15,268	$94,290	$16,332

TOTAL INVESTMENT INCOME (LOSS)	2,726	3,414	2,025	-	15,268	94,290	16,332

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,468)	(39,315)	(13,820)	-	(4,505)	(152,967)	4,210
Capital gain distributions	-	22,886	-	1	-	202,126	54,846

Net realized gain (loss) on investments	(1,468)	(16,429)	(13,820)	1	(4,505)	49,159	59,056

Change in net unrealized appreciation (depreciation) on investments	15,591	59,561	15,094	4	21,952	1,178,642	132,412

Net realized and unrealized gain (loss) on investments	14,123	43,132	1,274	5	17,447	1,227,801	191,468

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,849	$46,546	$3,299	$5	$32,715	$1,322,091	$207,800

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$124,681	$12,592	$3,160	$75,523	$14,549	$2,031	$863

TOTAL INVESTMENT INCOME (LOSS)	124,681	12,592	3,160	75,523	14,549	2,031	863

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(10,450)	(77,526)	(23,306)	(298,010)	(72,451)	(2,551)	25
Capital gain distributions	-	10,829	12,748	-	7,187	-	-

Net realized gain (loss) on investments	(10,450)	(66,697)	(10,558)	(298,010)	(65,264)	(2,551)	25

Change in net unrealized appreciation (depreciation) on investments	46,927	121,471	37,357	429,902	82,810	6,171	2,780

Net realized and unrealized gain (loss) on investments	36,477	54,774	26,799	131,892	17,546	3,620	2,805

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$161,158	$67,366	$29,959	$207,415	$32,095	$5,651	$3,668

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class

INVESTMENT INCOME:
Dividend income	$7,494	$1,412,969	$1	$119,655	$61,811	$694	$28,038

TOTAL INVESTMENT INCOME (LOSS)	7,494	1,412,969	1	119,655	61,811	694	28,038

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(140,633)	-	-	(5,451)	76,605	20,898	33,145
Capital gain distributions	-	-	-	107,612	78,972	23,263	132,305

Net realized gain (loss) on investments	(140,633)	-	-	102,161	155,577	44,161	165,450

Change in net unrealized appreciation (depreciation) on investments	181,028	-	-	584,162	779,425	158,584	115,466

Net realized and unrealized gain (loss) on investments	40,395	-	-	686,323	935,002	202,745	280,916

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,889	$1,412,969	$1	$805,978	$996,813	$203,439	$308,954

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$17,538	$16,884	$177,923	$89,037	$51,993	$44,481	$16,405

TOTAL INVESTMENT INCOME (LOSS)	17,538	16,884	177,923	89,037	51,993	44,481	16,405

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(5,936)	(13,147)	(146,335)	(116,673)	(26,982)	(37,493)	(39,223)
Capital gain distributions	8,572	11,911	158,842	96,212	66,062	60,386	25,430

Net realized gain (loss) on investments	2,636	(1,236)	12,507	(20,461)	39,080	22,893	(13,793)

Change in net unrealized appreciation (depreciation) on investments	38,080	49,823	671,901	335,769	242,192	203,970	145,484

Net realized and unrealized gain (loss) on investments	40,716	48,587	684,408	315,308	281,272	226,863	131,691

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,254	$65,471	$862,331	$404,345	$333,265	$271,344	$148,096

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$8,826	$6,593	$24	$2,093	$7,495	$2,571	$88,650

TOTAL INVESTMENT INCOME (LOSS)	8,826	6,593	24	2,093	7,495	2,571	88,650

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(20,939)	(56,202)	-	(18,113)	(11,238)	(7,326)	(27,393)
Capital gain distributions	15,254	13,699	18	183	2,735	2,985	61,686

Net realized gain (loss) on investments	(5,685)	(42,503)	18	(17,930)	(8,503)	(4,341)	34,293

Change in net unrealized appreciation (depreciation) on investments	64,079	113,025	69	71,509	24,480	16,328	134,085

Net realized and unrealized gain (loss) on investments	58,394	70,522	87	53,579	15,977	11,987	168,378

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,220	$77,115	$111	$55,672	$23,472	$14,558	$257,028

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Multi- Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$30,192	$30,815	$44,280	$5,410	$77,120	$-	$493

TOTAL INVESTMENT INCOME (LOSS)	30,192	30,815	44,280	5,410	77,120	-	493

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(4,442)	18,227	92,016	(119,848)	(19,393)	(1)	41,262
Capital gain distributions	-	3,067	431,272	27,665	-	-	24,680

Net realized gain (loss) on investments	(4,442)	21,294	523,288	(92,183)	(19,393)	(1)	65,942

Change in net unrealized appreciation (depreciation) on investments	72,658	157,522	842,164	230,267	124,904	4	112,753

Net realized and unrealized gain (loss) on investments	68,216	178,816	1,365,452	138,084	105,511	3	178,695

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,408	$209,631	$1,409,732	$143,494	$182,631	$3	$179,188

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II	Federated Hermes Kaufmann Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$-	$15,640	$9,257	$-	$4,339	$34,363	$1

TOTAL INVESTMENT INCOME (LOSS)	-	15,640	9,257	-	4,339	34,363	1

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	60,777	(14,825)	(34,666)	(22,986)	23,139	(122,699)	(770)
Capital gain distributions	64,578	-	-	-	60,270	-	1,780

Net realized gain (loss) on investments	125,355	(14,825)	(34,666)	(22,986)	83,409	(122,699)	1,010

Change in net unrealized appreciation (depreciation) on investments	291,537	26,675	29,054	55,795	366,444	240,392	10,488

Net realized and unrealized gain (loss) on investments	416,892	11,850	(5,612)	32,809	449,853	117,693	11,498

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$416,892	$27,490	$3,645	$32,809	$454,192	$152,056	$11,499

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco Global Real Estate Fund, Series I	Invesco V.I. Core Equity Fund, Series I

INVESTMENT INCOME:
Dividend income	$105,997	$4,575	$1,019	$201	$-	$16,421	$125

TOTAL INVESTMENT INCOME (LOSS)	105,997	4,575	1,019	201	-	16,421	125

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(80,164)	(415)	9,561	(2,009)	(197)	(10,847)	(414)
Capital gain distributions	59,351	-	7,716	495	-	-	402

Net realized gain (loss) on investments	(20,813)	(415)	17,277	(1,514)	(197)	(10,847)	(12)

Change in net unrealized appreciation (depreciation) on investments	1,497,873	6,361	22,331	3,663	100	95,092	3,535

Net realized and unrealized gain (loss) on investments	1,477,060	5,946	39,608	2,149	(97)	84,245	3,523

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,583,057	$10,521	$40,627	$2,350	$(97)	$100,666	$3,648

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Small Cap Fund	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I

INVESTMENT INCOME:
Dividend income	$5,410	$-	$6,768	$91,338	$1,141	$61,504	$828

TOTAL INVESTMENT INCOME (LOSS)	5,410	-	6,768	91,338	1,141	61,504	828

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(43,667)	(11,611)	(48,464)	(300,876)	321	137,987	(141,754)
Capital gain distributions	2,026	-	-	-	-	-	35,529

Net realized gain (loss) on investments	(41,641)	(11,611)	(48,464)	(300,876)	321	137,987	(106,225)

Change in net unrealized appreciation (depreciation) on investments	490,151	11,435	135,429	329,126	6,191	210,654	187,676

Net realized and unrealized gain (loss) on investments	448,510	(176)	86,965	28,250	6,512	348,641	81,451

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$453,920	$(176)	$93,733	$119,588	$7,653	$410,145	$82,279

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Forty Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Developing Growth Portfolio	Lord Abbett Series Fund Total Return Portfolio	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class

INVESTMENT INCOME:
Dividend income	$3,399	$2,653	$-	$-	$2,585	$-	$-

TOTAL INVESTMENT INCOME (LOSS)	3,399	2,653	-	-	2,585	-	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	30,654	3,401	(127,159)	(8,496)	(1,452)	(1)	-
Capital gain distributions	-	5,962	-	-	-	-	1

Net realized gain (loss) on investments	30,654	9,363	(127,159)	(8,496)	(1,452)	(1)	1

Change in net unrealized appreciation (depreciation) on investments	510,084	39,101	1,061,173	61,319	2,547	3	4

Net realized and unrealized gain (loss) on investments	540,738	48,464	934,014	52,823	1,095	2	5

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$544,137	$51,117	$934,014	$52,823	$3,680	$2	$5

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class	MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class	MFS Mid Cap Value Portfolio, Initial Class	MFS Research Series, Initial Class

INVESTMENT INCOME:
Dividend income	$-	$2,101	$-	$24,567	$-	$770	$-

TOTAL INVESTMENT INCOME (LOSS)	-	2,101	-	24,567	-	770	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(534)	(28,997)	(2,149)	(65,757)	(83,754)	(5,116)	(2,744)
Capital gain distributions	1	17,105	2	70,058	3,912	1,459	1

Net realized gain (loss) on investments	(533)	(11,892)	(2,147)	4,301	(79,842)	(3,657)	(2,743)

Change in net unrealized appreciation (depreciation) on investments	425	39,315	2,635	270,215	140,217	8,794	3,076

Net realized and unrealized gain (loss) on investments	(108)	27,423	488	274,516	60,375	5,137	333

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(108)	$29,524	$488	$299,083	$60,375	$5,907	$333

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class

INVESTMENT INCOME:
Dividend income	$89,400	$29,696	$-	$662	$10,872	$41,592	$74,593

TOTAL INVESTMENT INCOME (LOSS)	89,400	29,696	-	662	10,872	41,592	74,593

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(10,922)	(106,506)	(12)	865	(971)	(69,198)	(21,603)
Capital gain distributions	-	124,820	-	3,124	-	20,725	-

Net realized gain (loss) on investments	(10,922)	18,314	(12)	3,989	(971)	(48,473)	(21,603)

Change in net unrealized appreciation (depreciation) on investments	122,339	58,370	1,946	38,860	(15,323)	96,464	95,196

Net realized and unrealized gain (loss) on investments	111,417	76,684	1,934	42,849	(16,294)	47,991	73,593

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$200,817	$106,380	$1,934	$43,511	$(5,422)	$89,583	$148,186

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Income Portfolio, Institutional Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Real Estate Shares VCT Portfolio, Class I	Putnam VT Focused International Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA

INVESTMENT INCOME:
Dividend income	$1,356	$145,898	$28,499	$276,269	$822	$91	$-

TOTAL INVESTMENT INCOME (LOSS)	1,356	145,898	28,499	276,269	822	91	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(196)	(125,799)	(18,727)	(151,769)	(72,278)	(72,515)	(354)
Capital gain distributions	-	-	-	-	9,950	-	-

Net realized gain (loss) on investments	(196)	(125,799)	(18,727)	(151,769)	(62,328)	(72,515)	(354)

Change in net unrealized appreciation (depreciation) on investments	583	163,583	24,978	314,098	59,931	84,913	532

Net realized and unrealized gain (loss) on investments	387	37,784	6,251	162,329	(2,397)	12,398	178

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,743	$183,682	$34,750	$438,598	$(1,575)	$12,489	$178

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA

INVESTMENT INCOME:
Dividend income	$4,711	$12,233	$15,297	$-	$37,671	$-	$16

TOTAL INVESTMENT INCOME (LOSS)	4,711	12,233	15,297	-	37,671	-	16

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,381)	(830)	(10,613)	14,920	(80,266)	(115,244)	52
Capital gain distributions	-	-	-	4,071	94,922	-	441

Net realized gain (loss) on investments	(3,381)	(830)	(10,613)	18,991	14,656	(115,244)	493

Change in net unrealized appreciation (depreciation) on investments	8,881	(2,325)	168,361	97,811	206,911	147,980	197

Net realized and unrealized gain (loss) on investments	5,500	(3,155)	157,748	116,802	221,567	32,736	690

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,211	$9,078	$173,045	$116,802	$259,238	$32,736	$706

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Sustainable Future Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio

INVESTMENT INCOME:
Dividend income	$-	$503	$-	$1,510	$40,127	$14,446	$41,217

TOTAL INVESTMENT INCOME (LOSS)	-	503	-	1,510	40,127	14,446	41,217

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(13,300)	53	(209,016)	(369)	40,778	(19,830)	(17,494)
Capital gain distributions	-	6,594	-	-	-	1,258	-

Net realized gain (loss) on investments	(13,300)	6,647	(209,016)	(369)	40,778	(18,572)	(17,494)

Change in net unrealized appreciation (depreciation) on investments	75,642	9,760	1,283,290	2,789	(120,297)	51,280	115,527

Net realized and unrealized gain (loss) on investments	62,342	16,407	1,074,274	2,420	(79,519)	32,708	98,033

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,342	$16,910	$1,074,274	$3,930	$(39,392)	$47,154	$139,250

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

SUBACCOUNTS
Victory RS Small Cap Growth Equity VIP Series, Class I

INVESTMENT INCOME:
Dividend income	$-

TOTAL INVESTMENT INCOME (LOSS)	(1)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1)
Capital gain distributions	-

Net realized gain (loss) on investments	(1)

Change in net unrealized appreciation (depreciation) on investments	5

Net realized and unrealized gain (loss) on investments	4

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio, Class I-2	American Century Investments VP Capital Appreciation Fund, Class I	American Century Investments VP Inflation Protection Fund, Class II	American Century Investments VP International Fund, Class I	American Century Investments VP Mid Cap Value Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$-	$-	$116,383	$613	$39,497	$-	$23,042
Net realized gain (loss) on investments	(40,245)	(711)	(85,384)	(858)	154,598	(70,679)	79,460
Change in net unrealized appreciation (depreciation) on investments	105,088	86,997	62,171	5,874	(103,105)	93,133	(17,788)

Net increase (decrease) in net assets resulting from operations	64,843	86,286	93,170	5,629	90,990	22,454	84,714

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	-	178,079	-	-
Policy maintenance charges	(4,442)	(7,079)	(55,761)	(579)	(26,995)	(1,280)	(13,117)
Policy owners' benefits	-	(2,232)	(853,612)	-	(5,049)	(188,274)	(57,207)
Net transfers (to) from the Company and/or Subaccounts	(8,570)	4	933,377	(565)	24,596	1	23,409

Increase (decrease) in net assets resulting from Policy transactions	(13,012)	(9,307)	24,004	(1,144)	170,631	(189,553)	(46,915)

Total increase (decrease) in net assets	51,831	76,979	117,174	4,485	261,621	(167,099)	37,799

NET ASSETS:
Beginning of period	389,563	422,378	3,548,030	43,337	1,526,224	167,122	937,414

End of period	$441,394	$499,357	$3,665,204	$47,822	$1,787,845	$23	$975,213

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$235	$11,745	$4	$22,449	$20,676	$-	$58,878
Net realized gain (loss) on investments	(40,294)	253,153	18	(104,199)	5,813	-	(117,893)
Change in net unrealized appreciation (depreciation) on investments	51,401	791,684	50	324,177	184,864	3	375,531

Net increase (decrease) in net assets resulting from operations	11,342	1,056,582	72	242,427	211,353	3	316,516

POLICY TRANSACTIONS:
Policy owners' net payments	36,570	-	-	162,915	49,985	-	280,953
Policy maintenance charges	(1,979)	(41,662)	(25)	(31,913)	(16,420)	(2)	(52,610)
Policy owners' benefits	(51,735)	(129,193)	-	(77,498)	(22,279)	-	(221,579)
Net transfers (to) from the Company and/or Subaccounts	53,915	(273,682)	-	(52,371)	(54,871)	1	(68,380)

Increase (decrease) in net assets resulting from Policy transactions	36,771	(444,537)	(25)	1,133	(43,585)	(1)	(61,616)

Total increase (decrease) in net assets	48,113	612,045	47	243,560	167,768	2	254,900

NET ASSETS:
Beginning of period	56,372	2,896,145	290	1,547,581	1,373,871	20	2,503,155

End of period	$104,485	$3,508,190	$337	$1,791,141	$1,541,639	$22	$2,758,055

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Small Cap Value Fund, Class 1	Davis Financial Portfolio	Davis Value Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$43,914	$402,677	$127	$-	$955	$8,105	$2,011
Net realized gain (loss) on investments	(36,739)	1,852,626	(1,925)	(12,868)	4,210	6,646	14,878
Change in net unrealized appreciation (depreciation) on investments	73,691	4,226,754	11,416	55,734	21,314	32,504	24,191

Net increase (decrease) in net assets resulting from operations	80,866	6,482,057	9,618	42,866	26,479	47,255	41,080

POLICY TRANSACTIONS:
Policy owners' net payments	56,191	899,984	13,335	80,870	-	68,748	-
Policy maintenance charges	(12,310)	(325,880)	(1,752)	(7,955)	(1,709)	(4,039)	(2,559)
Policy owners' benefits	(20,568)	(304,196)	-	(89)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(205,659)	(62,434)	(35,085)	53,846	6,756	(30,941)	(1)

Increase (decrease) in net assets resulting from Policy transactions	(182,346)	207,474	(23,502)	126,672	5,047	33,768	(2,560)

Total increase (decrease) in net assets	(101,480)	6,689,531	(13,884)	169,538	31,526	81,023	38,520

NET ASSETS:
Beginning of period	692,868	24,574,953	112,207	408,515	116,359	321,428	127,135

End of period	$591,388	$31,264,484	$98,323	$578,053	$147,885	$402,451	$165,655

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Delaware VIP International Series, Standard Class	Delaware VIP Small Cap Value Series, Service Class	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Value VIP, Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$2,726	$3,414	$2,025	$-	$15,268	$94,290	$16,332
Net realized gain (loss) on investments	(1,468)	(16,429)	(13,820)	1	(4,505)	49,159	59,056
Change in net unrealized appreciation (depreciation) on investments	15,591	59,561	15,094	4	21,952	1,178,642	132,412

Net increase (decrease) in net assets resulting from operations	16,849	46,546	3,299	5	32,715	1,322,091	207,800

POLICY TRANSACTIONS:
Policy owners' net payments	98,629	81,120	-	-	123,840	156,847	6,826
Policy maintenance charges	(4,455)	(7,858)	(1,412)	(2)	(6,113)	(110,740)	(15,908)
Policy owners' benefits	-	-	-	-	(6,652)	(65,531)	-
Net transfers (to) from the Company and/or Subaccounts	99,234	(40,106)	(105,038)	1	(5,699)	307,763	(6,037)

Increase (decrease) in net assets resulting from Policy transactions	193,408	33,156	(106,450)	(1)	105,376	288,339	(15,119)

Total increase (decrease) in net assets	210,257	79,702	(103,151)	4	138,091	1,610,430	192,681

NET ASSETS:
Beginning of period	59,537	522,378	157,107	20	230,525	7,629,153	1,334,783

End of period	$269,794	$602,080	$53,956	$24	$368,616	$9,239,583	$1,527,464

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$124,681	$12,592	$3,160	$75,523	$14,549	$2,031	$863
Net realized gain (loss) on investments	(10,450)	(66,697)	(10,558)	(298,010)	(65,264)	(2,551)	25
Change in net unrealized appreciation (depreciation) on investments	46,927	121,471	37,357	429,902	82,810	6,171	2,780

Net increase (decrease) in net assets resulting from operations	161,158	67,366	29,959	207,415	32,095	5,651	3,668

POLICY TRANSACTIONS:
Policy owners' net payments	147,922	15,968	-	153,210	52,241	7,505	19,225
Policy maintenance charges	(28,766)	(7,642)	(2,541)	(40,142)	(17,303)	(856)	(858)
Policy owners' benefits	(54,799)	(200,877)	-	(44,151)	(746,099)	(1,553)	-
Net transfers (to) from the Company and/or Subaccounts	(40,836)	(4,715)	(10,348)	360,761	22,129	(38,830)	(82,827)

Increase (decrease) in net assets resulting from Policy transactions	23,521	(197,266)	(12,889)	429,678	(689,032)	(33,734)	(64,460)

Total increase (decrease) in net assets	184,679	(129,900)	17,070	637,093	(656,937)	(28,083)	(60,792)

NET ASSETS:
Beginning of period	1,382,602	555,952	178,267	3,453,324	1,134,192	122,505	60,808

End of period	$1,567,281	$426,052	$195,337	$4,090,417	$477,255	$94,422	$16

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$7,494	$1,412,969	$1	$119,655	$61,811	$694	$28,038
Net realized gain (loss) on investments	(140,633)	-	-	102,161	155,577	44,161	165,450
Change in net unrealized appreciation (depreciation) on investments	181,028	-	-	584,162	779,425	158,584	115,466

Net increase (decrease) in net assets resulting from operations	47,889	1,412,969	1	805,978	996,813	203,439	308,954

POLICY TRANSACTIONS:
Policy owners' net payments	10,169	1,269,461	-	218,008	11,627	118,581	5,308
Policy maintenance charges	(10,548)	(518,405)	(2)	(67,342)	(67,371)	(6,971)	(28,298)
Policy owners' benefits	(8,047)	(4,371,401)	-	(54,017)	(276,051)	(7,551)	-
Net transfers (to) from the Company and/or Subaccounts	(453,300)	1,172,043	-	(30,973)	(2,657,863)	67,920	(27,082)

Increase (decrease) in net assets resulting from Policy transactions	(461,726)	(2,448,302)	(2)	65,676	(2,989,658)	171,979	(50,072)

Total increase (decrease) in net assets	(413,837)	(1,035,333)	(1)	871,654	(1,992,845)	375,418	258,882

NET ASSETS:
Beginning of period	1,385,910	32,781,210	20	4,531,218	6,403,030	428,143	2,438,111

End of period	$972,073	$31,745,877	$19	$5,402,872	$4,410,185	$803,561	$2,696,993

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$17,538	$16,884	$177,923	$89,037	$51,993	$44,481	$16,405
Net realized gain (loss) on investments	2,636	(1,236)	12,507	(20,461)	39,080	22,893	(13,793)
Change in net unrealized appreciation (depreciation) on investments	38,080	49,823	671,901	335,769	242,192	203,970	145,484

Net increase (decrease) in net assets resulting from operations	58,254	65,471	862,331	404,345	333,265	271,344	148,096

POLICY TRANSACTIONS:
Policy owners' net payments	31,110	23,850	557,867	557,272	160,088	97,497	106,294
Policy maintenance charges	(9,434)	(14,031)	(75,166)	(34,695)	(54,042)	(19,487)	(12,103)
Policy owners' benefits	(184)	(17,002)	(69,075)	(16,535)	(19,832)	(138,459)	(86,041)
Net transfers (to) from the Company and/or Subaccounts	(28,347)	(46,754)	(940,934)	(112,270)	172,028	81,709	(8,806)

Increase (decrease) in net assets resulting from Policy transactions	(6,855)	(53,937)	(527,308)	393,772	258,242	21,260	(656)

Total increase (decrease) in net assets	51,399	11,534	335,023	798,117	591,507	292,604	147,440

NET ASSETS:
Beginning of period	565,736	640,187	7,624,081	2,839,355	2,168,690	1,709,807	874,382

End of period	$617,135	$651,721	$7,959,104	$3,637,472	$2,760,197	$2,002,411	$1,021,822

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$8,826	$6,593	$24	$2,093	$7,495	$2,571	$88,650
Net realized gain (loss) on investments	(5,685)	(42,503)	18	(17,930)	(8,503)	(4,341)	34,293
Change in net unrealized appreciation (depreciation) on investments	64,079	113,025	69	71,509	24,480	16,328	134,085

Net increase (decrease) in net assets resulting from operations	67,220	77,115	111	55,672	23,472	14,558	257,028

POLICY TRANSACTIONS:
Policy owners' net payments	7,011	50,482	251	71,130	-	3,786	632,364
Policy maintenance charges	(6,784)	(6,828)	(7)	(5,648)	(3,084)	(1,527)	(38,533)
Policy owners' benefits	(119,647)	(13,206)	-	(2,168)	(2,318)	-	(25,188)
Net transfers (to) from the Company and/or Subaccounts	(15,172)	(91,670)	823	(42,315)	67,205	19,298	(119,993)

Increase (decrease) in net assets resulting from Policy transactions	(134,592)	(61,222)	1,067	20,999	61,803	21,557	448,650

Total increase (decrease) in net assets	(67,372)	15,893	1,178	76,671	85,275	36,115	705,678

NET ASSETS:
Beginning of period	463,910	556,445	20	391,762	158,539	96,152	2,517,740

End of period	$396,538	$572,338	$1,198	$468,433	$243,814	$132,267	$3,223,418

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$30,192	$30,815	$44,280	$5,410	$77,120	$-	$493
Net realized gain (loss) on investments	(4,442)	21,294	523,288	(92,183)	(19,393)	(1)	65,942
Change in net unrealized appreciation (depreciation) on investments	72,658	157,522	842,164	230,267	124,904	4	112,753

Net increase (decrease) in net assets resulting from operations	98,408	209,631	1,409,732	143,494	182,631	3	179,188

POLICY TRANSACTIONS:
Policy owners' net payments	-	179,973	285,691	172,230	36,847	-	-
Policy maintenance charges	(7,485)	(28,101)	(107,335)	(12,221)	(33,994)	(2)	(11,753)
Policy owners' benefits	(34,291)	(49,059)	(83,786)	-	-	-	(22,432)
Net transfers (to) from the Company and/or Subaccounts	1,317,242	(81,841)	(237,334)	(79,656)	(193,229)	-	(71,197)

Increase (decrease) in net assets resulting from Policy transactions	1,275,466	20,972	(142,764)	80,353	(190,376)	(2)	(105,382)

Total increase (decrease) in net assets	1,373,874	230,603	1,266,968	223,847	(7,745)	1	73,806

NET ASSETS:
Beginning of period	235,646	1,550,931	9,109,722	865,638	3,384,043	19	1,029,525

End of period	$1,609,520	$1,781,534	$10,376,690	$1,089,485	$3,376,298	$20	$1,103,331

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II	Federated Hermes Kaufmann Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$-	$15,640	$9,257	$-	$4,339	$34,363	$1
Net realized gain (loss) on investments	125,355	(14,825)	(34,666)	(22,986)	83,409	(122,699)	1,010
Change in net unrealized appreciation (depreciation) on investments	291,537	26,675	29,054	55,795	366,444	240,392	10,488

Net increase (decrease) in net assets resulting from operations	416,892	27,490	3,645	32,809	454,192	152,056	11,499

POLICY TRANSACTIONS:
Policy owners' net payments	57,036	-	-	-	-	196,667	-
Policy maintenance charges	(30,318)	(7,616)	(1,113)	(2,227)	(23,099)	(34,755)	(1,384)
Policy owners' benefits	(88,353)	(2,521)	(156,721)	-	(200)	(104,271)	-
Net transfers (to) from the Company and/or Subaccounts	29,486	(10,822)	(2)	97,264	55,832	(44,098)	(4,782)

Increase (decrease) in net assets resulting from Policy transactions	(32,149)	(20,959)	(157,836)	95,037	32,533	13,543	(6,166)

Total increase (decrease) in net assets	384,743	6,531	(154,191)	127,846	486,725	165,599	5,333

NET ASSETS:
Beginning of period	2,052,270	598,855	154,212	161,889	1,327,763	1,611,505	34,257

End of period	$2,437,013	$605,386	$21	$289,735	$1,814,488	$1,777,104	$39,590

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco Global Real Estate Fund, Series I	Invesco V.I. Core Equity Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$105,997	$4,575	$1,019	$201	$-	$16,421	$125
Net realized gain (loss) on investments	(20,813)	(415)	17,277	(1,514)	(197)	(10,847)	(12)
Change in net unrealized appreciation (depreciation) on investments	1,497,873	6,361	22,331	3,663	100	95,092	3,535

Net increase (decrease) in net assets resulting from operations	1,583,057	10,521	40,627	2,350	(97)	100,666	3,648

POLICY TRANSACTIONS:
Policy owners' net payments	590,002	-	18,248	-	-	-	-
Policy maintenance charges	(128,533)	(2,272)	(2,805)	(1,142)	(82)	(11,420)	(220)
Policy owners' benefits	(226,666)	-	(14,924)	(22,212)	(5,462)	-	-
Net transfers (to) from the Company and/or Subaccounts	601,390	10,026	(68,802)	(47,116)	96	47,171	(1,793)

Increase (decrease) in net assets resulting from Policy transactions	836,193	7,754	(68,283)	(70,470)	(5,448)	35,751	(2,013)

Total increase (decrease) in net assets	2,419,250	18,275	(27,656)	(68,120)	(5,545)	136,417	1,635

NET ASSETS:
Beginning of period	5,637,805	172,667	307,591	89,032	5,545	1,002,184	16,307

End of period	$8,057,055	$190,942	$279,935	$20,912	$-	$1,138,601	$17,942

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	Janus Henderson Balanced Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$5,410	$-	$-	$6,768	$91,338	$1,141	$61,504
Net realized gain (loss) on investments	(41,641)	(11,611)	-	(48,464)	(300,876)	321	137,987
Change in net unrealized appreciation (depreciation) on investments	490,151	11,435	-	135,429	329,126	6,191	210,654

Net increase (decrease) in net assets resulting from operations	453,920	(176)	-	93,733	119,588	7,653	410,145

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	-	132,247	-	-	140,923
Policy maintenance charges	(32,128)	(739)	-	(10,866)	(39,746)	(1,325)	(42,499)
Policy owners' benefits	(90,391)	-	-	-	(459,846)	-	(1,574)
Net transfers (to) from the Company and/or Subaccounts	(76,033)	75,196	-	(95,821)	(323,474)	(1)	(283,875)

Increase (decrease) in net assets resulting from Policy transactions	(198,552)	74,457	-	25,560	(823,066)	(1,326)	(187,025)

Total increase (decrease) in net assets	255,368	74,281	-	119,293	(703,478)	6,327	223,120

NET ASSETS:
Beginning of period	2,537,106	38,630	1	515,203	2,429,826	70,883	2,786,750

End of period	$2,792,474	$112,911	$1	$634,496	$1,726,348	$77,210	$3,009,870

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Developing Growth Portfolio	Lord Abbett Series Fund Total Return Portfolio	LVIP JPMorgan Small Cap Core Fund, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$828	$3,399	$2,653	$-	$-	$2,585	$-
Net realized gain (loss) on investments	(106,225)	30,654	9,363	(127,159)	(8,496)	(1,452)	(1)
Change in net unrealized appreciation (depreciation) on investments	187,676	510,084	39,101	1,061,173	61,319	2,547	3

Net increase (decrease) in net assets resulting from operations	82,279	544,137	51,117	934,014	52,823	3,680	2

POLICY TRANSACTIONS:
Policy owners' net payments	2,274	30,602	-	192,204	-	1,833	-
Policy maintenance charges	(9,163)	(20,820)	(2,675)	(28,193)	(2,257)	(660)	(2)
Policy owners' benefits	(308,455)	-	-	(1,664)	(32,758)	(1,586)	-
Net transfers (to) from the Company and/or Subaccounts	174,904	128,651	254,024	(218,656)	218,462	4,182	-

Increase (decrease) in net assets resulting from Policy transactions	(140,440)	138,433	251,349	(56,309)	183,447	3,769	(2)

Total increase (decrease) in net assets	(58,161)	682,570	302,466	877,705	236,270	7,449	-

NET ASSETS:
Beginning of period	602,453	1,262,028	123,976	1,698,495	125,691	53,950	20

End of period	$544,292	$1,944,598	$426,442	$2,576,200	$361,961	$61,399	$20

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	LVIP JPMorgan U.S. Equity Fund, Standard Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class	MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class	MFS Mid Cap Value Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$-	$-	$2,101	$-	$24,567	$-	$770
Net realized gain (loss) on investments	1	(533)	(11,892)	(2,147)	4,301	(79,842)	(3,657)
Change in net unrealized appreciation (depreciation) on investments	4	425	39,315	2,635	270,215	140,217	8,794

Net increase (decrease) in net assets resulting from operations	5	(108)	29,524	488	299,083	60,375	5,907

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	60,736	-	177,255	36,270	2,256
Policy maintenance charges	(2)	(134)	(3,545)	(124)	(37,117)	(3,240)	(671)
Policy owners' benefits	-	(8,428)	(26,284)	(8,296)	(72,349)	-	(36,885)
Net transfers (to) from the Company and/or Subaccounts	-	-	31,202	1	13,616	(238,436)	42,571

Increase (decrease) in net assets resulting from Policy transactions	(2)	(8,562)	62,109	(8,419)	81,405	(205,406)	7,271

Total increase (decrease) in net assets	3	(8,670)	91,633	(7,931)	380,488	(145,031)	13,178

NET ASSETS:
Beginning of period	20	8,692	228,291	7,954	2,008,907	464,939	60,957

End of period	$23	$22	$319,924	$23	$2,389,395	$319,908	$74,135

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Research Series, Initial Class	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$-	$89,400	$29,696	$-	$-	$662	$10,872
Net realized gain (loss) on investments	(2,743)	(10,922)	18,314	(12)	-	3,989	(971)
Change in net unrealized appreciation (depreciation) on investments	3,076	122,339	58,370	1,946	-	38,860	(15,323)

Net increase (decrease) in net assets resulting from operations	333	200,817	106,380	1,934	-	43,511	(5,422)

POLICY TRANSACTIONS:
Policy owners' net payments	-	219	93,256	-	-	-	15,308
Policy maintenance charges	(536)	(70,924)	(19,666)	(145)	-	(3,137)	(932)
Policy owners' benefits	(35,433)	-	(30,271)	-	-	(11,325)	(2,119)
Net transfers (to) from the Company and/or Subaccounts	-	31,442	107,693	(790)	-	156,557	1

Increase (decrease) in net assets resulting from Policy transactions	(35,969)	(39,263)	151,012	(935)	-	142,095	12,258

Total increase (decrease) in net assets	(35,636)	161,554	257,392	999	-	185,606	6,836

NET ASSETS:
Beginning of period	35,658	2,748,621	1,228,352	10,885	1	75,790	72,703

End of period	$22	$2,910,175	$1,485,744	$11,884	$1	$261,396	$79,539

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Income Portfolio, Institutional Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Real Estate Shares VCT Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$41,592	$74,593	$1,356	$145,898	$28,499	$276,269	$822
Net realized gain (loss) on investments	(48,473)	(21,603)	(196)	(125,799)	(18,727)	(151,769)	(62,328)
Change in net unrealized appreciation (depreciation) on investments	96,464	95,196	583	163,583	24,978	314,098	59,931

Net increase (decrease) in net assets resulting from operations	89,583	148,186	1,743	183,682	34,750	438,598	(1,575)

POLICY TRANSACTIONS:
Policy owners' net payments	197,085	120,477	-	56,191	56,611	348,771	14,144
Policy maintenance charges	(36,010)	(19,661)	(305)	(90,910)	(15,105)	(152,313)	(777)
Policy owners' benefits	(68,917)	(20,452)	-	(21,248)	(19,361)	(113,811)	(4,520)
Net transfers (to) from the Company and/or Subaccounts	(45,920)	195,057	30,712	(982,633)	114,653	517,305	(146,635)

Increase (decrease) in net assets resulting from Policy transactions	46,238	275,421	30,407	(1,038,600)	136,798	599,952	(137,788)

Total increase (decrease) in net assets	135,821	423,607	32,150	(854,918)	171,548	1,038,550	(139,363)

NET ASSETS:
Beginning of period	1,743,324	978,514	-	4,423,081	897,635	7,134,378	139,363

End of period	$1,879,145	$1,402,121	$32,150	$3,568,163	$1,069,183	$8,172,928	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Focused International Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$91	$-	$4,711	$12,233	$15,297	$-	$37,671
Net realized gain (loss) on investments	(72,515)	(354)	(3,381)	(830)	(10,613)	18,991	14,656
Change in net unrealized appreciation (depreciation) on investments	84,913	532	8,881	(2,325)	168,361	97,811	206,911

Net increase (decrease) in net assets resulting from operations	12,489	178	10,211	9,078	173,045	116,802	259,238

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	3,703	17,441	15,792	2,858	127,871
Policy maintenance charges	(1,166)	(99)	(910)	(2,076)	(11,484)	(4,438)	(22,531)
Policy owners' benefits	(142,790)	(6,536)	(1,398)	-	-	(2,717)	(46,465)
Net transfers (to) from the Company and/or Subaccounts	-	-	(15,164)	143,962	137,819	41,745	82,124

Increase (decrease) in net assets resulting from Policy transactions	(143,956)	(6,635)	(13,769)	159,327	142,127	37,448	140,999

Total increase (decrease) in net assets	(131,467)	(6,457)	(3,558)	168,405	315,172	154,250	400,237

NET ASSETS:
Beginning of period	142,027	6,479	93,273	65,557	840,073	240,183	1,558,078

End of period	$10,560	$22	$89,715	$233,962	$1,155,245	$394,433	$1,958,315

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA	Putnam VT Sustainable Future Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$-	$16	$-	$503	$-	$1,510	$40,127
Net realized gain (loss) on investments	(115,244)	493	(13,300)	6,647	(209,016)	(369)	40,778
Change in net unrealized appreciation (depreciation) on investments	147,980	197	75,642	9,760	1,283,290	2,789	(120,297)

Net increase (decrease) in net assets resulting from operations	32,736	706	62,342	16,910	1,074,274	3,930	(39,392)

POLICY TRANSACTIONS:
Policy owners' net payments	-	-	19,832	-	260,452	-	102,568
Policy maintenance charges	(4,614)	(90)	(2,129)	(1,771)	(39,709)	(826)	(16,288)
Policy owners' benefits	(654,663)	(3,310)	-	-	(71,559)	-	-
Net transfers (to) from the Company and/or Subaccounts	1	554	(15,574)	-	42,545	-	136,604

Increase (decrease) in net assets resulting from Policy transactions	(659,276)	(2,846)	2,129	(1,771)	191,729	(826)	222,884

Total increase (decrease) in net assets	(626,540)	(2,140)	64,471	15,139	1,266,003	3,104	183,492

NET ASSETS:
Beginning of period	626,564	5,993	202,276	67,421	2,032,409	40,703	1,340,057

End of period	$24	$3,853	$266,747	$82,560	$3,298,412	$43,807	$1,523,549

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income (loss)	$14,446	$41,217	$(1)
Net realized gain (loss) on investments	(18,572)	(17,494)	(1)
Change in net unrealized appreciation (depreciation) on investments	51,280	115,527	5

Net increase (decrease) in net assets resulting from operations	47,154	139,250	3

POLICY TRANSACTIONS:
Policy owners' net payments	84,286	84,286	-
Policy maintenance charges	(15,429)	(30,615)	(2)
Policy owners' benefits	(28,746)	(28,634)	-
Net transfers (to) from the Company and/or Subaccounts	(17,388)	961,798	1

Increase (decrease) in net assets resulting from Policy transactions	22,723	986,835	(1)

Total increase (decrease) in net assets	69,877	1,126,085	2

NET ASSETS:
Beginning of period	729,468	1,643,356	17

End of period	$799,345	$2,769,441	$19

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Alger Small Cap Growth Portfolio, Class I-2	American Century Investments VP Capital Appreciation Fund, Class I	American Century Investments VP Inflation Protection Fund, Class II	American Century Investments VP International Fund, Class I	American Century Investments VP Mid Cap Value Fund, Class I	American Century Investments VP Ultra Fund, Class I	American Century Investments VP Value Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$179,799	$629	$36,645	$-	$22,928
Net realized gain (loss) on investments	93,583	56,356	17,463	6,684	353,743	18,902	310,834
Change in net unrealized appreciation (depreciation) on investments	(307,956)	(208,534)	(694,948)	(21,037)	(409,163)	(101,325)	(301,177)

Net increase (decrease) in net assets resulting from operations	(214,373)	(152,178)	(497,686)	(13,724)	(18,775)	(82,423)	32,585

POLICY TRANSACTIONS:
Policy owners' net payments	-	47,012	-	-	47,311	12	159,188
Policy maintenance charges	(4,339)	(6,872)	(52,948)	(644)	(28,044)	(5,075)	(15,619)
Policy owners' benefits	-	-	-	-	-	-	(669,849)
Net transfers (to) from the Company and/or Subaccounts	(241,220)	2,059	418,015	(12,940)	(163,458)	13,952	(112,923)

Increase (decrease) in net assets resulting from Policy transactions	(245,559)	42,199	365,067	(13,584)	(144,191)	8,889	(639,203)

Total increase (decrease) in net assets	(459,932)	(109,979)	(132,619)	(27,308)	(162,966)	(73,534)	(606,618)

NET ASSETS:
Beginning of period	849,496	532,357	3,680,649	70,645	1,689,190	240,658	1,544,031

End of period	$389,563	$422,378	$3,548,030	$43,337	$1,526,224	$167,122	$937,414

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 2	American Funds IS Growth-Income Fund, Class 2	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	BlackRock Global Allocation V.I. Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$10,309	$4	$28,493	$19,079	$-	$-
Net realized gain (loss) on investments	20,050	571,858	34	120,628	136,395	-	(51,063)
Change in net unrealized appreciation (depreciation) on investments	(42,704)	(1,857,720)	(98)	(630,074)	(549,776)	(2)	(421,876)

Net increase (decrease) in net assets resulting from operations	(22,654)	(1,275,553)	(60)	(480,953)	(394,302)	(2)	(472,939)

POLICY TRANSACTIONS:
Policy owners' net payments	576	70,512	12	251,307	69,221	12	455,262
Policy maintenance charges	(1,576)	(40,257)	(36)	(31,046)	(16,405)	(1)	(51,087)
Policy owners' benefits	-	(166,843)	-	(698,883)	(14,676)	-	(369,577)
Net transfers (to) from the Company and/or Subaccounts	15,545	(59,969)	-	(86,202)	8,029	-	(41,229)

Increase (decrease) in net assets resulting from Policy transactions	14,545	(196,557)	(24)	(564,824)	46,169	11	(6,631)

Total increase (decrease) in net assets	(8,109)	(1,472,110)	(84)	(1,045,777)	(348,133)	9	(479,570)

NET ASSETS:
Beginning of period	64,480	4,368,255	374	2,593,358	1,722,004	12	2,982,724

End of period	$56,372	$2,896,145	$290	$1,547,581	$1,373,871	$20	$2,503,155

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Small Cap Value Fund, Class 1	Davis Financial Portfolio	Davis Value Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$36,507	$347,842	$414	$-	$140	$6,163	$1,773
Net realized gain (loss) on investments	(4,717)	4,028,148	7,437	(195,659)	90,597	4,604	30,784
Change in net unrealized appreciation (depreciation) on investments	(105,086)	(9,829,538)	(43,888)	35,094	(107,185)	(40,866)	(65,054)

Net increase (decrease) in net assets resulting from operations	(73,296)	(5,453,548)	(36,037)	(160,565)	(16,448)	(30,099)	(32,497)

POLICY TRANSACTIONS:
Policy owners' net payments	91,062	1,121,875	28,975	33,072	-	68,760	-
Policy maintenance charges	(11,811)	(319,398)	(1,956)	(7,874)	(1,952)	(4,075)	(2,364)
Policy owners' benefits	(74,817)	(1,572,493)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	206,371	(557,791)	(1,874)	51,795	(145,977)	11,379	-

Increase (decrease) in net assets resulting from Policy transactions	210,805	(1,327,807)	25,145	76,993	(147,929)	76,064	(2,364)

Total increase (decrease) in net assets	137,509	(6,781,355)	(10,892)	(83,572)	(164,377)	45,965	(34,861)

NET ASSETS:
Beginning of period	555,359	31,356,308	123,100	492,087	280,737	275,463	161,996

End of period	$692,868	$24,574,953	$112,207	$408,515	$116,359	$321,428	$127,135

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Delaware VIP International Series, Standard Class	Delaware VIP Small Cap Value Series, Service Class	Dimensional VIT Inflation Protected Securities Portfolio, Institutional	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS High Income VIP, Class A	DWS Small Cap Index VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$784	$2,729	$13,212	$-	$-	$11,178	$76,097
Net realized gain (loss) on investments	(3,089)	94,995	(7,337)	1	-	(695)	1,417,295
Change in net unrealized appreciation (depreciation) on investments	(19,741)	(194,560)	(15,604)	(3)	-	(30,789)	(3,590,144)

Net increase (decrease) in net assets resulting from operations	(22,046)	(96,836)	(9,729)	(2)	-	(20,306)	(2,096,752)

POLICY TRANSACTIONS:
Policy owners' net payments	4,927	86,853	-	12	-	16,000	212,324
Policy maintenance charges	(2,173)	(9,619)	(1,144)	(1)	-	(5,434)	(119,688)
Policy owners' benefits	(116,441)	(172,434)	-	-	-	-	(481,514)
Net transfers (to) from the Company and/or Subaccounts	3,793	14,574	167,979	-	(1)	7,646	(211,030)

Increase (decrease) in net assets resulting from Policy transactions	(109,894)	(80,626)	166,835	11	(1)	18,212	(599,908)

Total increase (decrease) in net assets	(131,940)	(177,462)	157,106	9	(1)	(2,094)	(2,696,660)

NET ASSETS:
Beginning of period	191,478	699,839	-	12	1	232,619	10,325,813

End of period	$59,537	$522,378	$157,107	$20	$-	$230,525	$7,629,153

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	DWS Small Mid Cap Value VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$11,757	$63,310	$9,026	$9,293	$39,598	$15,971	$6,538
Net realized gain (loss) on investments	25,055	(4,480)	30,045	43,761	(53,239)	29,665	(300,646)
Change in net unrealized appreciation (depreciation) on investments	(282,514)	(98,605)	(168,265)	(79,886)	(514,297)	(116,988)	(50,892)

Net increase (decrease) in net assets resulting from operations	(245,702)	(39,775)	(129,194)	(26,832)	(527,938)	(71,352)	(345,000)

POLICY TRANSACTIONS:
Policy owners' net payments	8,979	235,082	16,070	12	64,524	13,276	12,270
Policy maintenance charges	(15,290)	(26,242)	(12,260)	(2,759)	(39,337)	(32,839)	(12,387)
Policy owners' benefits	-	(191,489)	-	-	-	(50,714)	-
Net transfers (to) from the Company and/or Subaccounts	23,114	27	8,000	(11,149)	163,184	488,694	(2,276,843)

Increase (decrease) in net assets resulting from Policy transactions	16,803	17,378	11,810	(13,896)	188,371	418,417	(2,276,960)

Total increase (decrease) in net assets	(228,899)	(22,397)	(117,384)	(40,728)	(339,567)	347,065	(2,621,960)

NET ASSETS:
Beginning of period	1,563,682	1,405,000	673,336	218,996	3,792,892	787,127	2,744,464

End of period	$1,334,783	$1,382,602	$555,952	$178,267	$3,453,324	$1,134,192	$122,505

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower Inflation- Protected Securities Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$835	$11,625	$389,273	$1	$79,995	$79,820	$1,647
Net realized gain (loss) on investments	(41,204)	(34,890)	-	(13,098)	(25,904)	82,972	(83,102)
Change in net unrealized appreciation (depreciation) on investments	4,046	(225,017)	-	(14,674)	(820,026)	(1,311,369)	(23,442)

Net increase (decrease) in net assets resulting from operations	(36,323)	(248,282)	389,273	(27,771)	(765,935)	(1,148,577)	(104,897)

POLICY TRANSACTIONS:
Policy owners' net payments	37,778	68,613	1,726,878	12	343,201	62,383	118,920
Policy maintenance charges	(2,130)	(15,823)	(492,304)	(3,836)	(62,817)	(82,524)	(5,763)
Policy owners' benefits	-	-	(954,749)	(837,715)	(187,752)	-	-
Net transfers (to) from the Company and/or Subaccounts	(102,615)	195,759	11,488,820	-	99,662	(31,729)	78,795

Increase (decrease) in net assets resulting from Policy transactions	(66,967)	248,549	11,768,645	(841,539)	192,294	(51,870)	191,952

Total increase (decrease) in net assets	(103,290)	267	12,157,918	(869,310)	(573,641)	(1,200,447)	87,055

NET ASSETS:
Beginning of period	164,099	1,385,642	20,623,292	869,330	5,104,860	7,603,476	341,087

End of period	$60,808	$1,385,910	$32,781,210	$20	$4,531,218	$6,403,030	$428,143

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Large Cap Value Fund, Investor II Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$42,781	$11,261	$13,503	$128,288	$54,269	$32,877	$29,828
Net realized gain (loss) on investments	214,386	(48,281)	36,512	423,594	142,264	126,677	132,713
Change in net unrealized appreciation (depreciation) on investments	(354,303)	(139,598)	(143,659)	(1,470,455)	(645,015)	(498,223)	(458,888)

Net increase (decrease) in net assets resulting from operations	(97,136)	(176,618)	(93,644)	(918,573)	(448,482)	(338,669)	(296,347)

POLICY TRANSACTIONS:
Policy owners' net payments	6,776	98,621	22,608	771,551	529,982	330,257	92,031
Policy maintenance charges	(28,615)	(10,675)	(13,896)	(69,097)	(32,559)	(46,730)	(18,617)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(247,254)	(549,983)	2,728	2,115,896	(151,928)	149,498	207,449

Increase (decrease) in net assets resulting from Policy transactions	(269,093)	(462,037)	11,440	2,818,350	345,495	433,025	280,863

Total increase (decrease) in net assets	(366,229)	(638,655)	(82,204)	1,899,777	(102,987)	94,356	(15,484)

NET ASSETS:
Beginning of period	2,804,341	1,204,392	722,392	5,724,302	2,942,342	2,074,333	1,725,292

End of period	$2,438,111	$565,736	$640,187	$7,624,081	$2,839,355	$2,168,690	$1,709,807

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Lifetime 2045 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$12,671	$7,691	$5,381	$-	$2,130	$3,370	$1,519
Net realized gain (loss) on investments	46,218	32,593	32,983	1	4,028	(14,652)	(14,697)
Change in net unrealized appreciation (depreciation) on investments	(257,064)	(123,044)	(114,837)	(3)	(51,633)	(29,744)	(16,063)

Net increase (decrease) in net assets resulting from operations	(198,175)	(82,760)	(76,473)	(2)	(45,475)	(41,026)	(29,241)

POLICY TRANSACTIONS:
Policy owners' net payments	131,696	6,532	12,467	12	98,784	12	460
Policy maintenance charges	(20,295)	(6,221)	(6,975)	(1)	(5,545)	(3,423)	(2,159)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(96,944)	59,012	192,688	-	(867)	110,475	96,823

Increase (decrease) in net assets resulting from Policy transactions	14,457	59,323	198,180	11	92,372	107,064	95,124

Total increase (decrease) in net assets	(183,718)	(23,437)	121,707	9	46,897	66,038	65,883

NET ASSETS:
Beginning of period	1,058,100	487,347	434,738	12	344,866	92,501	30,269

End of period	$874,382	$463,910	$556,445	$20	$391,762	$158,539	$96,152

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi- Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$35,788	$5,805	$30,379	$40,922	$4,467	$57,870	$-
Net realized gain (loss) on investments	115,296	(795)	116,484	531,519	(30,006)	(141,612)	-
Change in net unrealized appreciation (depreciation) on investments	(398,471)	(36,990)	(709,499)	(2,124,244)	(132,659)	(209,399)	(3)

Net increase (decrease) in net assets resulting from operations	(247,387)	(31,980)	(562,636)	(1,551,803)	(158,198)	(293,141)	(3)

POLICY TRANSACTIONS:
Policy owners' net payments	615,055	12	282,158	354,614	141,738	74,771	12
Policy maintenance charges	(36,861)	(4,339)	(28,608)	(115,891)	(11,946)	(51,159)	(1)
Policy owners' benefits	-	-	(186,472)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	92,979	(8,774)	147,270	(1,199,296)	8,017	(2,949,502)	-

Increase (decrease) in net assets resulting from Policy transactions	671,173	(13,101)	214,348	(960,573)	137,809	(2,925,890)	11

Total increase (decrease) in net assets	423,786	(45,081)	(348,288)	(2,512,376)	(20,389)	(3,219,031)	8

NET ASSETS:
Beginning of period	2,093,956	280,727	1,899,218	11,622,097	886,028	6,603,074	12

End of period	$2,517,740	$235,646	$1,550,931	$9,109,722	$865,638	$3,384,043	$19

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II	Federated Hermes Kaufmann Fund II, Primary Shares	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Emerging Markets Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$616	$468	$12,149	$8,950	$-	$3,871	$25,625
Net realized gain (loss) on investments	51,443	240,125	(318,595)	(700)	17,953	117,194	(87,661)
Change in net unrealized appreciation (depreciation) on investments	(173,892)	(833,626)	(59,623)	(29,134)	(81,169)	(574,706)	(329,694)

Net increase (decrease) in net assets resulting from operations	(121,833)	(593,033)	(366,069)	(20,884)	(63,216)	(453,641)	(391,730)

POLICY TRANSACTIONS:
Policy owners' net payments	13,276	103,876	12	12	-	117,500	318,687
Policy maintenance charges	(12,055)	(28,519)	(21,872)	(4,193)	(2,454)	(20,365)	(31,982)
Policy owners' benefits	-	-	(626,228)	-	-	-	(259,146)
Net transfers (to) from the Company and/or Subaccounts	(64,723)	(289,857)	(2,246,186)	21,451	26,749	(81,858)	5,529

Increase (decrease) in net assets resulting from Policy transactions	(63,502)	(214,500)	(2,894,274)	17,270	24,295	15,277	33,088

Total increase (decrease) in net assets	(185,335)	(807,533)	(3,260,343)	(3,614)	(38,921)	(438,364)	(358,642)

NET ASSETS:
Beginning of period	1,214,861	2,859,804	3,859,197	157,828	200,811	1,766,128	1,970,148

End of period	$1,029,525	$2,052,270	$598,855	$154,212	$161,889	$1,327,763	$1,611,505

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	Invesco Global Real Estate Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$121	$85,532	$3,758	$880	$634	$190	$31,232
Net realized gain (loss) on investments	2,404	(42,308)	9,053	37,261	13,900	(48)	8,378
Change in net unrealized appreciation (depreciation) on investments	(13,917)	(1,281,015)	(41,289)	(97,672)	(24,099)	(779)	(345,182)

Net increase (decrease) in net assets resulting from operations	(11,392)	(1,237,791)	(28,478)	(59,531)	(9,565)	(637)	(305,572)

POLICY TRANSACTIONS:
Policy owners' net payments	-	956,025	-	28,427	-	-	12
Policy maintenance charges	(1,293)	(105,849)	(2,595)	(3,240)	(1,330)	(417)	(11,351)
Policy owners' benefits	-	(776,547)	-	-	-	-	(122,277)
Net transfers (to) from the Company and/or Subaccounts	(5,816)	813,555	(78,459)	(63,996)	2,302	(2,352)	77,397

Increase (decrease) in net assets resulting from Policy transactions	(7,109)	887,184	(81,054)	(38,809)	972	(2,769)	(56,219)

Total increase (decrease) in net assets	(18,501)	(350,607)	(109,532)	(98,340)	(8,593)	(3,406)	(361,791)

NET ASSETS:
Beginning of period	52,758	5,988,413	282,198	405,930	97,626	8,951	1,363,976

End of period	$34,257	$5,637,805	$172,667	$307,591	$89,032	$5,545	$1,002,184

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Mid Cap Fund	Invesco V.I. Main Street Small Cap Fund	Janus Aspen Series Janus Henderson Flexible Bond Portfolio	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$163	$46,963	$-	$-	$2,777	$62,927	$1,249
Net realized gain (loss) on investments	3,233	282,836	5,288	49,264	24,422	(66,988)	225
Change in net unrealized appreciation (depreciation) on investments	(7,582)	(908,296)	(11,581)	(57,192)	(126,410)	(395,699)	(8,301)

Net increase (decrease) in net assets resulting from operations	(4,186)	(578,497)	(6,293)	(7,928)	(99,211)	(399,760)	(6,827)

POLICY TRANSACTIONS:
Policy owners' net payments	-	12	-	-	38,777	12	-
Policy maintenance charges	(240)	(31,647)	(521)	(464)	(12,466)	(44,506)	(1,220)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(5,632)	(53,863)	(1,083)	(506,154)	1,912	(62,040)	-

Increase (decrease) in net assets resulting from Policy transactions	(5,872)	(85,498)	(1,604)	(506,618)	28,223	(106,534)	(1,220)

Total increase (decrease) in net assets	(10,058)	(663,995)	(7,897)	(514,546)	(70,988)	(506,294)	(8,047)

NET ASSETS:
Beginning of period	26,365	3,201,102	46,528	514,547	586,190	2,936,120	78,929

End of period	$16,307	$2,537,106	$38,630	$1	$515,203	$2,429,826	$70,883

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Janus Henderson Balanced Fund, Class I	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Developing Growth Portfolio	Lord Abbett Series Fund Total Return Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$35,594	$1,029	$2,761	$1,372	$-	$-	$1,913
Net realized gain (loss) on investments	167,360	71,798	220,897	19,678	399,015	(8,940)	(13,789)
Change in net unrealized appreciation (depreciation) on investments	(716,342)	(181,882)	(859,044)	(51,451)	(1,459,314)	(77,240)	(1,933)

Net increase (decrease) in net assets resulting from operations	(513,388)	(109,055)	(635,386)	(30,401)	(1,060,299)	(86,180)	(13,809)

POLICY TRANSACTIONS:
Policy owners' net payments	228,544	5,449	100,169	-	284,772	-	1,850
Policy maintenance charges	(40,204)	(11,674)	(18,962)	(1,789)	(27,603)	(2,433)	(1,416)
Policy owners' benefits	(36,438)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	66,463	(7,510)	(6,448)	(14,888)	(487,489)	(27,494)	46,883

Increase (decrease) in net assets resulting from Policy transactions	218,365	(13,735)	74,759	(16,677)	(230,320)	(29,927)	47,317

Total increase (decrease) in net assets	(295,023)	(122,790)	(560,627)	(47,078)	(1,290,619)	(116,107)	33,508

NET ASSETS:
Beginning of period	3,081,773	725,242	1,822,656	171,054	2,989,113	241,797	20,443

End of period	$2,786,750	$602,453	$1,262,028	$123,976	$1,698,495	$125,691	$53,950

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class	MFS Blended Research Small Cap Equity Portfolio, Initial Class	MFS Global Real Estate Portfolio, Initial Class	MFS Growth Series, Initial Class	MFS International Growth Portfolio, Initial Class	MFS Mid Cap Growth Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$90	$3,290	$-	$12,274	$-
Net realized gain (loss) on investments	1	1	2,726	9,504	13	42,379	(168,039)
Change in net unrealized appreciation (depreciation) on investments	(4)	(4)	(5,387)	(77,982)	(6,573)	(409,274)	(98,719)

Net increase (decrease) in net assets resulting from operations	(3)	(3)	(2,571)	(65,188)	(6,560)	(354,621)	(266,758)

POLICY TRANSACTIONS:
Policy owners' net payments	12	12	12	60,409	12	299,469	216,857
Policy maintenance charges	(1)	(2)	(606)	(3,567)	(769)	(34,418)	(10,275)
Policy owners' benefits	-	-	-	-	-	(184,473)	-
Net transfers (to) from the Company and/or Subaccounts	11	-	(2,215)	4,611	(5,816)	(22,388)	(428,950)

Increase (decrease) in net assets resulting from Policy transactions	22	10	(2,809)	61,453	(6,573)	58,190	(222,368)

Total increase (decrease) in net assets	19	7	(5,380)	(3,735)	(13,133)	(296,431)	(489,126)

NET ASSETS:
Beginning of period	1	12	14,073	232,026	21,087	2,305,339	954,065

End of period	$20	$20	$8,692	$228,291	$7,954	$2,008,907	$464,939

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	MFS Mid Cap Value Portfolio, Initial Class	MFS Research Series, Initial Class	MFS Total Return Bond Series, Initial Class	MFS Value Series, Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Neuberger Berman AMT Sustainable Equity Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$642	$312	$80,740	$18,231	$-	$-	$305
Net realized gain (loss) on investments	3,060	6,420	27,938	129,031	3,435	15,025	9,032
Change in net unrealized appreciation (depreciation) on investments	(9,787)	(20,117)	(560,981)	(264,290)	(7,807)	(22,777)	(24,185)

Net increase (decrease) in net assets resulting from operations	(6,085)	(13,385)	(452,303)	(117,028)	(4,372)	(7,752)	(14,848)

POLICY TRANSACTIONS:
Policy owners' net payments	2,274	12	513	79,222	-	-	12
Policy maintenance charges	(1,505)	(3,131)	(65,015)	(17,805)	(159)	(297)	(1,604)
Policy owners' benefits	-	-	-	-	-	(70,158)	-
Net transfers (to) from the Company and/or Subaccounts	12,454	(23,830)	(157)	(263,947)	(2,248)	-	4,179

Increase (decrease) in net assets resulting from Policy transactions	13,223	(26,949)	(64,659)	(202,530)	(2,407)	(70,455)	2,587

Total increase (decrease) in net assets	7,138	(40,334)	(516,962)	(319,558)	(6,779)	(78,207)	(12,261)

NET ASSETS:
Beginning of period	53,819	75,992	3,265,583	1,547,909	17,663	78,208	88,051

End of period	$60,957	$35,658	$2,748,621	$1,228,352	$10,885	$1	$75,790

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Pioneer Real Estate Shares VCT Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$12,787	$26,979	$49,851	$84,657	$70,026	$196,243	$4,661
Net realized gain (loss) on investments	35	(56,400)	(1,473)	(313,946)	7,833	(89,675)	(39,314)
Change in net unrealized appreciation (depreciation) on investments	(8,101)	(195,295)	(159,713)	(194,923)	(211,532)	(1,302,357)	(71,276)

Net increase (decrease) in net assets resulting from operations	4,721	(224,716)	(111,335)	(424,212)	(133,673)	(1,195,789)	(105,929)

POLICY TRANSACTIONS:
Policy owners' net payments	15,320	318,687	177,999	91,062	92,009	656,098	36,442
Policy maintenance charges	(984)	(34,837)	(16,126)	(101,614)	(15,567)	(139,761)	(5,561)
Policy owners' benefits	-	(451,680)	(74,710)	(75,993)	(74,753)	(496,453)	-
Net transfers (to) from the Company and/or Subaccounts	2,328	(379)	(110,864)	(3,633,707)	(194,853)	(36,501)	(90,375)

Increase (decrease) in net assets resulting from Policy transactions	16,664	(168,209)	(23,701)	(3,720,252)	(193,164)	(16,617)	(59,494)

Total increase (decrease) in net assets	21,385	(392,925)	(135,036)	(4,144,464)	(326,837)	(1,212,406)	(165,423)

NET ASSETS:
Beginning of period	51,319	2,136,250	1,113,550	8,567,545	1,224,473	8,346,784	304,785

End of period	$72,703	$1,743,324	$978,514	$4,423,081	$897,635	$7,134,378	$139,363

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Putnam VT Focused International Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT High Yield Fund, Class IA	Putnam VT Income Fund, Class IB	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Growth Fund, Class IA	Putnam VT Large Cap Value Fund, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$3,387	$214	$6,104	$3,645	$14,817	$-	$23,646
Net realized gain (loss) on investments	49,678	754	(5,659)	(145)	(12,360)	(88,857)	162,139
Change in net unrealized appreciation (depreciation) on investments	(91,771)	(3,487)	(15,203)	(13,488)	(57,737)	(140,252)	(215,166)

Net increase (decrease) in net assets resulting from operations	(38,706)	(2,519)	(14,758)	(9,988)	(55,280)	(229,109)	(29,381)

POLICY TRANSACTIONS:
Policy owners' net payments	12	12	5,391	5,656	15,847	6,678	109,445
Policy maintenance charges	(4,578)	(633)	(1,058)	(696)	(8,282)	(7,564)	(19,540)
Policy owners' benefits	-	-	(27,622)	-	-	-	(45,821)
Net transfers (to) from the Company and/or Subaccounts	(12,982)	(5,565)	(3,081)	4,544	292,656	(545,582)	443,461

Increase (decrease) in net assets resulting from Policy transactions	(17,548)	(6,186)	(26,370)	9,504	300,221	(546,468)	487,545

Total increase (decrease) in net assets	(56,254)	(8,705)	(41,128)	(484)	244,941	(775,577)	458,164

NET ASSETS:
Beginning of period	198,282	15,185	134,401	66,042	595,131	1,015,760	1,099,915

End of period	$142,027	$6,479	$93,273	$65,557	$840,073	$240,183	$1,558,078

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Putnam VT Research Fund, Class IA	Putnam VT Small Cap Value Fund, Class IA	Putnam VT Sustainable Future Fund, Class IA	Royce Capital Fund Small Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$5,209	$18	$-	$52	$-	$118	$21,512
Net realized gain (loss) on investments	47,557	864	47,198	1,145	(865,288)	7,968	138,266
Change in net unrealized appreciation (depreciation) on investments	(172,157)	(1,536)	(146,500)	(8,411)	(603,140)	(21,438)	(22,434)

Net increase (decrease) in net assets resulting from operations	(119,391)	(654)	(99,302)	(7,214)	(1,468,428)	(13,352)	137,344

POLICY TRANSACTIONS:
Policy owners' net payments	12	12	23,679	-	247,514	-	124,566
Policy maintenance charges	(16,715)	(84)	(1,879)	(1,607)	(42,190)	(766)	(16,453)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	105,066	1,977	(5,551)	-	(480,369)	-	(286,512)

Increase (decrease) in net assets resulting from Policy transactions	88,363	1,905	16,249	(1,607)	(275,045)	(766)	(178,399)

Total increase (decrease) in net assets	(31,028)	1,251	(83,053)	(8,821)	(1,743,473)	(14,118)	(41,055)

NET ASSETS:
Beginning of period	657,592	4,741	285,328	76,242	3,775,881	54,822	1,381,113

End of period	$626,564	$5,993	$202,276	$67,421	$2,032,409	$40,703	$1,340,057

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Victory RS Small Cap Growth Equity VIP Series, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$18,357	$33,452	$-
Net realized gain (loss) on investments	(1,615)	3,160	(5,876)
Change in net unrealized appreciation (depreciation) on investments	(123,160)	(252,196)	1,661

Net increase (decrease) in net assets resulting from operations	(106,418)	(215,584)	(4,215)

POLICY TRANSACTIONS:
Policy owners' net payments	136,575	136,575	12
Policy maintenance charges	(14,606)	(24,278)	(380)
Policy owners' benefits	(110,787)	(110,715)	-
Net transfers (to) from the Company and/or Subaccounts	5,765	1,037,161	(7,719)

Increase (decrease) in net assets resulting from Policy transactions	16,947	1,038,743	(8,087)

Total increase (decrease) in net assets	(89,471)	823,159	(12,302)

NET ASSETS:
Beginning of period	818,939	820,197	12,320

End of period	$729,468	$1,643,356	$17

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The COLI VUL-2 Series Account (the Separate Account), a variable life separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance was established on December 30, 1998.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

If available under their Policy for investment, Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is the variable life insurance product funded by the Separate Account:

Executive Benefit VUL II

For the years ended December 31, 2023 and 2022, the Separate Account was invested in up to 129 Subaccounts, as follows:

Alger Small Cap Growth Portfolio, Class I-2

American Century Investments VP Capital Appreciation Fund, Class I

American Century Investments VP Inflation Protection Fund, Class II

American Century Investments VP International Fund, Class I

American Century Investments VP Mid Cap Value Fund, Class I

American Century Investments VP Ultra Fund, Class I

American Century Investments VP Value Fund, Class I

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth Fund, Class 2

American Funds IS Growth-Income Fund, Class 2

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I., Class I

BNY Mellon Stock Index Fund, Initial Shares

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Columbia VP Small Cap Value Fund, Class 1

Davis Financial Portfolio

Davis Value Portfolio

Delaware VIP International Series, Standard Class

Delaware VIP Small Cap Value Series, Service Class

Dimensional VIT Inflation Protected Securities Portfolio, Institutional(a)

DWS Core Equity VIP, Class A

DWS CROCI U.S. VIP, Class

DWS High Income VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Eaton Vance VT Floating-Rate Income, Initial Class

Empower Aggressive Profile Fund, Investor Class(a)

Empower Ariel Mid Cap Value Fund, Investor Class(a)

Empower Bond Index Fund, Investor Class(a)

Empower Conservative Profile Fund, Investor Class(a)

Empower Core Bond Fund, Investor Class(a)

Empower Emerging Markets Equity Fund, Investor Class(a)

Empower Global Bond Fund, Investor Class(a)

Empower Government Money Market Fund, Investor Class(a)

Empower Inflation-Protected Securities Fund, Investor Class(a)

Empower International Index Fund, Investor Class(a)

Empower International Value Fund, Investor Class(a)

Empower Large Cap Growth Fund, Investor Class(a)

Empower Large Cap Value Fund, Investor II Class(a)

Empower Lifetime 2015 Fund, Investor Class(a)

Empower Lifetime 2020 Fund, Investor Class(a)

Empower Lifetime 2025 Fund, Investor Class(a)

Empower Lifetime 2030 Fund, Investor Class(a)

Empower Lifetime 2035 Fund, Investor Class(a)

Empower Lifetime 2040 Fund, Investor Class(a)

Empower Lifetime 2045 Fund, Investor Class(a)

Empower Lifetime 2050 Fund, Investor Class(a)

Empower Lifetime 2055 Fund, Investor Class(a)

Empower Lifetime 2060 Fund, Investor Class(a)

Empower Mid Cap Value Fund, Investor Class(a)

Empower Moderate Profile Fund, Investor Class(a)

Empower Moderately Aggressive Profile Fund, Investor Class(a)

Empower Moderately Conservative Profile Fund, Investor Class(a)

Empower Multi-Sector Bond Fund, Investor Class(a)

Empower Real Estate Index Fund, Investor Class(a)

Empower S&P Mid Cap 400 Index Fund, Investor Class(a)

Empower S&P Small Cap 600 Index Fund, Investor Class(a)

Empower Short Duration Bond Fund, Investor Class(a)

Empower Small Cap Growth Fund, Investor Class(a)

Empower Small Cap Value Fund, Investor Class(a)

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class(a)

Empower U.S. Government Securities Fund, Investor Class(a)

Federated Hermes High Income Bond Fund II

Federated Hermes Kaufmann Fund II, Primary Shares

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Growth Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares

Invesco Global Real Estate Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Main Street Mid Cap Fund

Invesco V.I. Main Street Small Cap Fund

Janus Aspen Series Janus Henderson Flexible Bond Portfolio

Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares

Janus Henderson Balanced Fund, Class I

Janus Henderson Enterprise Fund, Class I

Janus Henderson Forty Fund, Class I

Janus Henderson Global Research Fund, Class I

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Lord Abbett Series Fund Developing Growth Portfolio

Lord Abbett Series Fund Total Return Portfolio

LVIP JPMorgan Small Cap Core Fund, Standard Class(a)

LVIP JPMorgan U.S. Equity Fund, Standard Class(a)

MFS Blended Research Small Cap Equity Portfolio, Initial Class

MFS Global Real Estate Portfolio, Initial Class

MFS Growth Series, Initial Class

MFS International Growth Portfolio, Initial Class

MFS Mid Cap Growth Series, Initial Class

MFS Mid Cap Value Portfolio, Initial Class

MFS Research Series, Initial Class

MFS Total Return Bond Series, Initial Class

MFS Value Series, Initial Class

Neuberger Berman AMT Mid Cap Growth Portfolio, Class I

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I

Neuberger Berman AMT Sustainable Equity Portfolio, Class I

PIMCO Commodity RealReturn Strategy Portfolio, Admin Class

PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

PIMCO High Yield Portfolio, Admin Class

PIMCO Income Portfolio, Institutional Class(a)

PIMCO Low Duration Portfolio, Admin Class

PIMCO Real Return Portfolio, Admin Class

PIMCO Total Return Portfolio, Admin Class

Pioneer Real Estate Shares VCT Portfolio, Class I(a)

Putnam VT Focused International Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT High Yield Fund, Class IA

Putnam VT Income Fund, Class IB

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Growth Fund, Class IA

Putnam VT Large Cap Value Fund, Class IA

Putnam VT Research Fund, Class IA

Putnam VT Small Cap Value Fund, Class IA

Putnam VT Sustainable Future Fund, Class IA

Royce Capital Fund Small Cap Portfolio, Service Class

T. Rowe Price Blue Chip Growth Portfolio, Class II

VanEck VIP Emerging Markets Fund, Initial Class

VanEck VIP Global Resources Fund, Class I

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Victory RS Small Cap Growth Equity VIP Series, Class I

(a) See Subaccount Changes tables below

Subaccount Changes:
During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Aggressive Profile Fund, Investor Class	Empower Aggressive Profile Fund, Investor Class	August 1, 2022
Great-West Ariel Mid Cap Value Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	August 1, 2022
Great-West Bond Index Fund, Investor Class	Empower Bond Index Fund, Investor Class	August 1, 2022
Great-West Conservative Profile Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	August 1, 2022
Great-West Core Bond Fund, Investor Class	Empower Core Bond Fund, Investor Class	August 1, 2022
Great-West Emerging Markets Equity Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	August 1, 2022
Great-West Global Bond Fund, Investor Class	Empower Global Bond Fund, Investor Class	August 1, 2022
Great-West Government Money Market Fund, Investor Class	Empower Government Money Market Fund, Investor Class	August 1, 2022
Great-West Inflation-Protected Securities Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	August 1, 2022
Great-West International Index Fund, Investor Class	Empower International Index Fund, Investor Class	August 1, 2022
Great-West International Value Fund, Investor Class	Empower International Value Fund, Investor Class	August 1, 2022
Great-West Large Cap Growth Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	August 1, 2022
Great-West Large Cap Value Fund, Investor II Class	Empower Large Cap Value Fund, Investor II Class	August 1, 2022
Great-West Lifetime 2015 Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2020 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2025 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2030 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2035 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2040 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2045 Fund, Investor Class	Empower Lifetime 2045 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2050 Fund, Investor Class	Empower Lifetime 2050 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2055 Fund, Investor Class	Empower Lifetime 2055 Fund, Investor Class	August 1, 2022
Great-West Lifetime 2060 Fund, Investor Class	Empower Lifetime 2060 Fund, Investor Class	August 1, 2022
Great-West Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	August 1, 2022

Great-West Moderate Profile Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	August 1, 2022
Great-West Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	August 1, 2022
Great-West Moderately Conservative Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	August 1, 2022
Great-West Multi-Sector Bond Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	August 1, 2022
Great-West Real Estate Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	August 1, 2022
Great-West S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	August 1, 2022
Great-West S&P Small Cap 600 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	August 1, 2022
Great-West Short Duration Bond Fund, Investor Class	Empower Short Duration Bond Fund, Investor Class	August 1, 2022
Great-West Small Cap Growth Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	August 1, 2022
Great-West Small Cap Value Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	August 1, 2022
Great-West T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	August 1, 2022
Great-West U.S. Government Securities Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	August 1, 2022

During 2022, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	April 21, 2022
LVIP JPMorgan Small Cap Core Fund, Standard Class	January 3, 2022
LVIP JPMorgan U.S. Equity Fund, Standard Class	January 3, 2022
PIMCO Income Portfolio, Institutional Class	May 2, 2022

During 2023, the following Subaccount was closed:

Subaccount Name	Date of Closure
Pioneer Real Estate Shares VCT Portfolio, Class I	April 28, 2023

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2023 or that did not have activity during the year ended December 31, 2023 are not presented on the Statements of Assets and Liabilities as of December 31, 2023 or Statements of Operations for the year ended December 31, 2023, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases		Sales
Alger Small Cap Growth Portfolio, Class I-2	$14,624		$27,635
American Century Investments VP Capital Appreciation Fund, Class I	656		9,309
American Century Investments VP Inflation Protection Fund, Class II	967,061		826,674
American Century Investments VP International Fund, Class I	3,452		3,982
American Century Investments VP Mid Cap Value Fund, Class I	632,583		235,936
American Century Investments VP Ultra Fund, Class I	14,046		189,553
American Century Investments VP Value Fund, Class I	136,367		86,162
American Funds IS Global Small Capitalization Fund, Class 2	92,533		54,536
American Funds IS Growth Fund, Class 2	293,604		540,976
American Funds IS Growth-Income Fund, Class 2	20		25
American Funds IS International Fund, Class 2	246,951		223,368
American Funds IS New World Fund, Class 2	131,954		154,863
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	0	*	2
BlackRock Global Allocation V.I. Fund, Class I	415,663		418,401
BlackRock High Yield V.I., Class I	117,032		254,914
BNY Mellon Stock Index Fund, Initial Shares	4,878,249		3,246,381
ClearBridge Variable Mid Cap Portfolio, Class I	15,344		37,945
ClearBridge Variable Small Cap Growth Portfolio, Class I	332,000		205,328
Columbia VP Small Cap Value Fund, Class 1	31,556		16,340
Davis Financial Portfolio	93,148		34,979
Davis Value Portfolio	18,073		2,559
Delaware VIP International Series, Standard Class	203,009		6,875
Delaware VIP Small Cap Value Series, Service Class	195,662		136,206
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	137,863		242,288
DWS Core Equity VIP, Class A	1		2
DWS High Income VIP, Class A	153,539		32,894
DWS Small Cap Index VIP, Class A	1,188,837		604,072
DWS Small Mid Cap Value VIP, Class A	145,125		89,065
Eaton Vance VT Floating-Rate Income, Initial Class	317,115		169,248
Empower Aggressive Profile Fund, Investor Class	73,781		247,627
Empower Ariel Mid Cap Value Fund, Investor Class	135,210		132,191
Empower Bond Index Fund, Investor Class	1,922,329		1,417,129
Empower Conservative Profile Fund, Investor Class	493,006		1,160,302
Empower Core Bond Fund, Investor Class	12,251		43,953
Empower Emerging Markets Equity Fund, Investor Class	46,621		110,217
Empower Global Bond Fund, Investor Class	133,617		587,849
Empower Government Money Market Fund, Investor Class	12,321,081		12,660,240
Empower Inflation-Protected Securities Fund, Investor Class	1		2
Empower International Index Fund, Investor Class	890,387		597,439
Empower International Value Fund, Investor Class	416,266		3,265,135
Empower Large Cap Growth Fund, Investor Class	818,249		622,312
Empower Large Cap Value Fund, Investor II Class	350,374		240,103
Empower Lifetime 2015 Fund, Investor Class	66,080		46,824
Empower Lifetime 2020 Fund, Investor Class	60,893		86,035

* The Subaccount has dollars that round to less than one.

Subaccount	Purchases		Sales
Empower Lifetime 2025 Fund, Investor Class	$1,589,401		$1,779,934
Empower Lifetime 2030 Fund, Investor Class	1,088,904		509,883
Empower Lifetime 2035 Fund, Investor Class	645,012		268,715
Empower Lifetime 2040 Fund, Investor Class	348,565		222,438
Empower Lifetime 2045 Fund, Investor Class	365,036		323,856
Empower Lifetime 2050 Fund, Investor Class	85,962		196,474
Empower Lifetime 2055 Fund, Investor Class	305,885		346,815
Empower Lifetime 2060 Fund, Investor Class	1,505		396
Empower Mid Cap Value Fund, Investor Class	74,707		51,433
Empower Moderate Profile Fund, Investor Class	128,110		56,077
Empower Moderately Aggressive Profile Fund, Investor Class	69,936		42,823
Empower Moderately Conservative Profile Fund, Investor Class	864,969		265,984
Empower Multi-Sector Bond Fund, Investor Class	1,356,426		50,768
Empower Real Estate Index Fund, Investor Class	411,139		356,285
Empower S&P Mid Cap 400 Index Fund, Investor Class	2,086,351		1,753,552
Empower S&P Small Cap 600 Index Fund, Investor Class	688,058		574,629
Empower Short Duration Bond Fund, Investor Class	244,757		358,013
Empower Small Cap Growth Fund, Investor Class	0	*	2
Empower Small Cap Value Fund, Investor Class	59,303		139,512
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	356,678		324,249
Empower U.S. Government Securities Fund, Investor Class	225,438		230,758
Federated Hermes High Income Bond Fund II	9,257		157,835
Federated Hermes Kaufmann Fund II, Primary Shares	195,841		100,804
Fidelity VIP Contrafund Portfolio, Service Class 2	204,105		106,963
Fidelity VIP Emerging Markets Portfolio, Service Class 2	280,419		232,513
Fidelity VIP Growth Portfolio, Service Class 2	1,781		6,167
Fidelity VIP Index 500 Portfolio, Initial Class	2,047,717		1,046,168
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	14,601		2,272
Fidelity VIP Mid Cap Portfolio, Service Class 2	43,423		102,971
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	17,994		87,768
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	97		5,546
Invesco Global Real Estate Fund, Series I	112,272		60,100
Invesco V.I. Core Equity Fund, Series I	526		2,011
Invesco V.I. EQV International Equity Fund, Series I	170,046		361,163
Invesco V.I. Health Care Fund, Series I	133,354		58,898
Invesco V.I. Main Street Mid Cap Fund	-		-
Invesco V.I. Main Street Small Cap Fund	193,225		160,896
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	592,926		1,324,654
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	1,141		1,325
Janus Henderson Balanced Fund, Class I	830,783		956,304
Janus Henderson Enterprise Fund, Class I	311,917		415,999
Janus Henderson Forty Fund, Class I	587,564		445,731
Janus Henderson Global Research Fund, Class I	285,360		25,397
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	287,883		344,191
Lord Abbett Series Fund Developing Growth Portfolio	219,747		36,301
Lord Abbett Series Fund Total Return Portfolio	93,967		87,613
LVIP JPMorgan Small Cap Core Fund, Standard Class	0	*	2

* The Subaccount has dollars that round to less than one.

Subaccount	Purchases		Sales
LVIP JPMorgan U.S. Equity Fund, Standard Class	$1		$2
MFS Blended Research Small Cap Equity Portfolio, Initial Class	1		8,562
MFS Global Real Estate Portfolio, Initial Class	151,524		70,210
MFS Growth Series, Initial Class	2		8,420
MFS International Growth Portfolio, Initial Class	607,292		431,262
MFS Mid Cap Growth Series, Initial Class	292,196		493,691
MFS Mid Cap Value Portfolio, Initial Class	101,722		92,223
MFS Research Series, Initial Class	1		35,968
MFS Total Return Bond Series, Initial Class	124,976		74,840
MFS Value Series, Initial Class	1,000,355		694,827
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	177		1,112
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	0	*	-
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	199,330		53,449
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	26,181		3,051
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	316,331		207,776
PIMCO High Yield Portfolio, Admin Class	486,835		136,821
PIMCO Income Portfolio, Institutional Class	47,967		16,204
PIMCO Low Duration Portfolio, Admin Class	459,051		1,351,753
PIMCO Real Return Portfolio, Admin Class	248,692		83,394
PIMCO Total Return Portfolio, Admin Class	1,511,199		634,970
Pioneer Real Estate Shares VCT Portfolio, Class I	26,717		153,733
Putnam VT Focused International Equity Fund, Class IA	91		143,956
Putnam VT Global Asset Allocation Fund, Class IA	0	*	6,635
Putnam VT High Yield Fund, Class IA	8,944		18,003
Putnam VT Income Fund, Class IB	174,591		3,031
Putnam VT International Value Fund, Class IA	653,533		496,109
Putnam VT Large Cap Growth Fund, Class IA	122,279		80,761
Putnam VT Large Cap Value Fund, Class IA	913,595		640,003
Putnam VT Research Fund, Class IA	0	*	659,276
Putnam VT Small Cap Value Fund, Class IA	1,445		3,834
Putnam VT Sustainable Future Fund, Class IA	54,020		51,892
Royce Capital Fund Small Cap Portfolio, Service Class	7,098		1,771
T. Rowe Price Blue Chip Growth Portfolio, Class II	1,717,503		1,525,773
VanEck VIP Emerging Markets Fund, Initial Class	1,510		826
VanEck VIP Global Resources Fund, Class I	387,349		124,338
Vanguard VIF Global Bond Index Portfolio	130,102		91,676
Vanguard VIF Total Bond Market Index Portfolio	1,106,333		78,281
Victory RS Small Cap Growth Equity VIP Series, Class I	-		2

* The Subaccount has dollars that round to less than one.

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023				2022
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)

Alger Small Cap Growth Portfolio, Class I-2	68	119		(51)	500		1,158		(658)
American Century Investments VP Capital Appreciation Fund, Class I	-	422		(422)	2,253		312		1,941
American Century Investments VP Inflation Protection Fund, Class II	73,333	73,631		(298)	35,684		4,448		31,236
American Century Investments VP International Fund, Class I	172	225		(53)	654		1,260		(606)
American Century Investments VP Mid Cap Value Fund, Class I	26,465	15,916		10,549	38,237		47,755		(9,518)
American Century Investments VP Ultra Fund, Class I	-	3,241		(3,241)	260		175		85
American Century Investments VP Value Fund, Class I	598	1,278		(680)	3,276		12,883		(9,607)
American Funds IS Global Small Capitalization Fund, Class 2	4,656	2,830		1,826	676		81		595
American Funds IS Growth Fund, Class 2	1,938	10,671		(8,733)	12,337		16,294		(3,957)
American Funds IS Growth-Income Fund, Class 2	-	2		(2)	1		2		(1)
American Funds IS International Fund, Class 2	15,057	15,160		(103)	17,928		54,896		(36,968)
American Funds IS New World Fund, Class 2	3,969	5,719		(1,750)	5,528		4,264		1,264
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I	-	0	*	(0)*	1		0	*	1
BlackRock Global Allocation V.I. Fund, Class I	24,550	28,746		(4,196)	29,168		29,637		(469)
BlackRock High Yield V.I., Class I	6,536	22,566		(16,030)	26,025		7,687		18,338
BNY Mellon Stock Index Fund, Initial Shares	82,406	75,811		6,595	123,414		150,524		(27,110)
ClearBridge Variable Mid Cap Portfolio, Class I	862	2,417		(1,555)	1,489		235		1,254
ClearBridge Variable Small Cap Growth Portfolio, Class I	15,299	9,420		5,879	20,696		17,945		2,751
Columbia VP Small Cap Value Fund, Class 1	481	364		117	6,914		10,240		(3,326)
Davis Financial Portfolio	2,079	1,185		894	3,329		1,082		2,247
Davis Value Portfolio	-	74		(74)	-		75		(75)
Delaware VIP International Series, Standard Class	20,501	710		19,791	1,049		12,029		(10,980)
Delaware VIP Small Cap Value Series, Service Class	9,685	7,992		1,693	23,372		28,593		(5,221)
Dimensional VIT Inflation Protected Securities Portfolio, Institutional	14,404	25,809		(11,405)	35,879		18,852		17,027
DWS Core Equity VIP, Class A	-	0	*	(0)*	0	*	0	*	0 *
DWS High Income VIP, Class A	6,339	1,518		4,821	1,193		303		890
DWS Small Cap Index VIP, Class A	29,188	19,556		9,632	23,280		42,450		(19,170)

Note: Units may not foot/crossfoot due to rounding.
* The Subaccount has units that round to less than one.

	2023				2022
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

DWS Small Mid Cap Value VIP, Class A	2,485	2,688		(203)	2,339	1,720		619
Eaton Vance VT Floating-Rate Income, Initial Class	15,386	13,187		2,199	19,257	17,889		1,368
Empower Aggressive Profile Fund, Investor Class	3,257	16,502		(13,245)	33,233	34,288		(1,055)
Empower Ariel Mid Cap Value Fund, Investor Class	1,780	1,801		(21)	30	216		(186)
Empower Bond Index Fund, Investor Class	131,844	100,036		31,808	75,826	62,903		12,923
Empower Conservative Profile Fund, Investor Class	38,646	98,044		(59,398)	47,531	11,099		36,432
Empower Core Bond Fund, Investor Class	695	3,053		(2,358)	158,569	314,220		(155,651)
Empower Emerging Markets Equity Fund, Investor Class	4,883	11,711		(6,828)	7,486	14,972		(7,486)
Empower Global Bond Fund, Investor Class	10,015	47,124		(37,109)	32,270	15,917		16,353
Empower Government Money Market Fund, Investor Class	782,325	909,652		(127,327)	2,091,215	1,221,082		870,133
Empower Inflation-Protected Securities Fund, Investor Class	-	0	*	(0)*	1	72,845		(72,844)
Empower International Index Fund, Investor Class	44,687	39,854		4,833	50,030	37,001		13,029
Empower International Value Fund, Investor Class	16,899	199,141		(182,242)	32,833	35,996		(3,163)
Empower Large Cap Growth Fund, Investor Class	12,635	9,561		3,074	10,053	7,110		2,943
Empower Large Cap Value Fund, Investor II Class	13,773	16,803		(3,030)	5,715	25,703		(19,988)
Empower Lifetime 2015 Fund, Investor Class	2,863	3,338		(475)	54,306	90,732		(36,426)
Empower Lifetime 2020 Fund, Investor Class	2,221	6,053		(3,832)	1,803	980		823
Empower Lifetime 2025 Fund, Investor Class	84,378	120,404		(36,026)	245,890	56,517		189,373
Empower Lifetime 2030 Fund, Investor Class	58,387	32,871		25,516	44,727	22,625		22,102
Empower Lifetime 2035 Fund, Investor Class	32,643	16,698		15,945	35,010	7,689		27,321
Empower Lifetime 2040 Fund, Investor Class	14,638	13,343		1,295	20,285	3,495		16,790
Empower Lifetime 2045 Fund, Investor Class	19,326	19,262		64	15,672	16,036		(364)
Empower Lifetime 2050 Fund, Investor Class	3,635	11,437		(7,802)	6,288	2,600		3,688
Empower Lifetime 2055 Fund, Investor Class	16,831	21,095		(4,264)	18,254	5,861		12,393
Empower Lifetime 2060 Fund, Investor Class	116	31		85	1	0	*	1
Empower Mid Cap Value Fund, Investor Class	4,211	3,270		941	6,037	565		5,472
Empower Moderate Profile Fund, Investor Class	8,639	4,089		4,550	36,506	30,584		5,922
Empower Moderately Aggressive Profile Fund, Investor Class	4,534	3,033		1,501	28,143	22,972		5,171
Empower Moderately Conservative Profile Fund, Investor Class	54,646	20,962		33,684	77,398	24,671		52,727
Empower Multi-Sector Bond Fund, Investor Class	31,535	1,195		30,340	209	524		(315)
Empower Real Estate Index Fund, Investor Class	25,613	24,124		1,489	32,414	21,755		10,659

Note: Units may not foot/crossfoot due to rounding.
* The Subaccount has units that round to less than one.

	2023					2022
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

Empower S&P Mid Cap 400 Index Fund, Investor Class	64,801		70,998		(6,197)	67,055	106,959		(39,904)
Empower S&P Small Cap 600 Index Fund, Investor Class	32,758		28,750		4,008	29,781	23,306		6,475
Empower Short Duration Bond Fund, Investor Class	10,990		23,681		(12,691)	207,149	404,556		(197,407)
Empower Small Cap Growth Fund, Investor Class	-		0	*	(0)*	1	0	*	1
Empower Small Cap Value Fund, Investor Class	641		2,393		(1,752)	410	1,605		(1,195)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	4,505		4,832		(327)	7,820	10,361		(2,541)
Empower U.S. Government Securities Fund, Investor Class	9,680		10,579		(899)	104,005	234,560		(130,555)
Federated Hermes High Income Bond Fund II	-		4,663		(4,663)	576	123		453
Federated Hermes Kaufmann Fund II, Primary Shares	5,487		2,767		2,720	784	131		653
Fidelity VIP Contrafund Portfolio, Service Class 2	2,405		1,732		673	3,173	2,613		560
Fidelity VIP Emerging Markets Portfolio, Service Class 2	21,626		20,572		1,054	26,423	22,526		3,897
Fidelity VIP Growth Portfolio, Service Class 2	-		124		(124)	72	206		(134)
Fidelity VIP Index 500 Portfolio, Initial Class	178,257		98,622		79,635	182,458	103,556		78,902
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	438		101		337	299	3,564		(3,265)
Fidelity VIP Mid Cap Portfolio, Service Class 2	468		1,345		(877)	975	1,492		(517)
Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares	764		3,813		(3,049)	107	57		50
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	0	*	487		(487)	-	248		(248)
Invesco Global Real Estate Fund, Series I	2,620		1,504		1,116	3,376	3,952		(576)
Invesco V.I. Core Equity Fund, Series I	-		55		(55)	51	197		(146)
Invesco V.I. EQV International Equity Fund, Series I	7,865		16,844		(8,979)	12,273	16,310		(4,037)
Invesco V.I. Health Care Fund, Series I	2,885		1,320		1,565	-	38		(38)
Invesco V.I. Main Street Mid Cap Fund	-		-		-	-	13,540		(13,540)
Invesco V.I. Main Street Small Cap Fund	10,103		8,864		1,239	9,680	8,446		1,234
Janus Aspen Series Janus Henderson Flexible Bond Portfolio	18,040		47,126		(29,086)	32,970	36,829		(3,859)
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	-		33		(33)	-	33		(33)
Janus Henderson Balanced Fund, Class I	16,700		20,912		(4,212)	18,738	13,782		4,956
Janus Henderson Enterprise Fund, Class I	13,520		21,178		(7,658)	7,454	7,843		(389)
Janus Henderson Forty Fund, Class I	6,613		4,822		1,791	1,983	1,267		716
Janus Henderson Global Research Fund, Class I	12,310		1,167		11,143	238	966		(728)
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	3,354		3,813		(459)	5,994	8,701		(2,707)

Note: Units may not foot/crossfoot due to rounding.
* The Subaccount has units that round to less than one.

	2023				2022
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

Lord Abbett Series Fund Developing Growth Portfolio	14,711	2,035		12,676	-	1,766		(1,766)
Lord Abbett Series Fund Total Return Portfolio	8,886	8,510		376	32,476	28,872		3,604
LVIP JPMorgan Small Cap Core Fund, Standard Class	-	0	*	(0)*	1	0	*	1
LVIP JPMorgan U.S. Equity Fund, Standard Class	-	0	*	(0)*	1	0	*	1
MFS Blended Research Small Cap Equity Portfolio, Initial Class	-	603		(603)	1	195		(194)
MFS Global Real Estate Portfolio, Initial Class	10,027	5,458		4,569	5,730	1,159		4,571
MFS Growth Series, Initial Class	-	533		(533)	1	434		(433)
MFS International Growth Portfolio, Initial Class	40,742	34,368		6,374	56,904	52,738		4,166
MFS Mid Cap Growth Series, Initial Class	14,890	26,078		(11,188)	14,801	26,772		(11,971)
MFS Mid Cap Value Portfolio, Initial Class	6,060	5,756		304	3,225	2,475		750
MFS Research Series, Initial Class	-	1,777		(1,777)	1	1,360		(1,359)
MFS Total Return Bond Series, Initial Class	3,332	7,051		(3,719)	589	6,577		(5,988)
MFS Value Series, Initial Class	45,179	37,223		7,956	24,610	36,857		(12,247)
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	5	29		(24)	58	109		(51)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	-	-		-	-	2,343		(2,343)
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	3,768	1,031		2,737	263	180		83
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class	1,135	221		914	1,202	62		1,140
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	25,174	20,991		4,183	29,625	45,375		(15,750)
PIMCO High Yield Portfolio, Admin Class	15,211	4,961		10,250	6,699	7,475		(776)
PIMCO Income Portfolio, Institutional Class	4,595	1,610		2,985	-	-		-
PIMCO Low Duration Portfolio, Admin Class	20,321	87,765		(67,444)	155,477	396,070		(240,593)
PIMCO Real Return Portfolio, Admin Class	11,151	4,276		6,875	8,190	17,503		(9,313)
PIMCO Total Return Portfolio, Admin Class	62,304	32,465		29,839	39,245	40,213		(968)
Pioneer Real Estate Shares VCT Portfolio, Class I	1,337	13,430		(12,093)	2,500	8,698		(6,198)
Putnam VT Focused International Equity Fund, Class IA	-	9,790		(9,790)	891	2,403		(1,512)
Putnam VT Global Asset Allocation Fund, Class IA	-	457		(457)	1	447		(446)
Putnam VT High Yield Fund, Class IA	161	688		(527)	568	1,586		(1,018)
Putnam VT Income Fund, Class IB	15,552	289		15,263	921	87		834
Putnam VT International Value Fund, Class IA	40,849	31,692		9,157	44,420	24,372		20,048
Putnam VT Large Cap Growth Fund, Class IA	4,190	2,793		1,397	11,871	32,227		(20,356)
Putnam VT Large Cap Value Fund, Class IA	13,115	10,792		2,323	21,127	12,461		8,666

Note: Units may not foot/crossfoot due to rounding.
* The Subaccount has units that round to less than one.

	2023				2022
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Putnam VT Research Fund, Class IA	-	30,469		(30,469)	6,203	2,245	3,958
Putnam VT Small Cap Value Fund, Class IA	56	231		(175)	195	83	112
Putnam VT Sustainable Future Fund, Class IA	1,058	958		100	1,195	911	284
Royce Capital Fund Small Cap Portfolio, Service Class	-	71		(71)	-	71	(71)
T. Rowe Price Blue Chip Growth Portfolio, Class II	77,555	67,467		10,088	92,747	108,472	(15,725)
VanEck VIP Emerging Markets Fund, Initial Class	-	19		(19)	-	18	(18)
VanEck VIP Global Resources Fund, Class I	5,349	1,867		3,482	2,211	4,487	(2,276)
Vanguard VIF Global Bond Index Portfolio	12,796	10,400		2,396	15,597	13,535	2,062
Vanguard VIF Total Bond Market Index Portfolio	120,868	8,989		111,879	120,437	14,067	106,370
Victory RS Small Cap Growth Equity VIP Series, Class I	-	0	*	(0)*	1	824	(823)

Note: Units may not foot/crossfoot due to rounding.
* The Subaccount has units that round to less than one.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received, deducted through a redemption of units, and recorded as Policy owners’ net payments within the Statements of Changes in Net Assets.	not more than 10.0% of each premium payment received

Service Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$7.50 - $10 per month

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted daily, assessed through a redemption of units and recorded as Policy maintenance Charges in the Statements of Changes in Net Assets.	a daily charge amounting to a per annum aggregate of 0.10% - 0.90% of the average daily net assets of the Subaccounts

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$10 per transfer after the first 12 transfers in any calendar year

Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per withdrawal after the first partial withdrawal in the same Policy year

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk per month

Charge for Change of Death Benefit Option
This charge is assessed to reimburse the Company for costs incurred from a change of death benefit option. The charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	maximum fee of $100 per change

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. This product has a unique combination of features and expenses that are charged against the Policy owner’s account. The summaries may not reflect or directly equate to the Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable life Policies, investment income ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Alger Small Cap Growth Portfolio, Class I-2
2023	2	$242.85	$441	0.00%	16.49%
2022	2	208.47	390	0.00%	(38.01)%
2021	3	336.31	849	0.00%	(6.06)%
2020	21	358.01	737	1.12%	67.18%
2019	3	214.15	536	0.00%	29.34%
American Century Investments VP Capital Appreciation Fund, Class I
2023	20	24.67	499	0.00%	20.69%
2022	21	20.44	422	0.00%	(28.11)%
2021	19	28.43	532	0.00%	11.16%
2020	19	25.58	486	0.00%	42.42%
2019	19	17.96	347	0.00%	35.56%
American Century Investments VP Inflation Protection Fund, Class II
2023	318	11.54	3,665	3.31%	3.40%
2022	318	11.16	3,548	5.04%	(13.08)%
2021	287	12.84	3,681	3.11%	6.27%
2020	292	12.09	3,524	1.88%	9.57%
2019	68	11.03	754	2.34%	8.90%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

American Century Investments VP International Fund, Class I
2023	3		$18.24	$48		1.34%	12.57%
2022	3		16.20	43		1.38%	(24.75)%
2021	3		21.54	71		0.16%	8.75%
2020	3		19.80	67		0.60%	25.89%
2019	4		15.73	59		0.89%	28.42%
American Century Investments VP Mid Cap Value Fund, Class I
2023	112		15.92	1,788		2.35%	6.13%
2022	102		15.00	1,526		2.23%	(1.19)%
2021	111		15.19	1,689		1.11%	23.20%
2020	133		12.33	1,641		2.97%	1.19%
2019	3		12.18	37		1.58%	29.15%
American Century Investments VP Ultra Fund, Class I
2023	0	*	73.99	0	*	0.00%	43.51%
2022	3		51.55	167		0.00%	(32.38)%
2021	3		76.24	241		0.00%	662.37%
American Century Investments VP Value Fund, Class I
2023	14		69.83	975		2.39%	9.10%
2022	15		64.01	937		2.02%	0.54%
2021	24		63.66	1,544		1.74%	24.51%
2020	24		51.13	1,234		2.20%	0.97%
2019	24		50.64	1,202		2.12%	27.03%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

American Funds IS Global Small Capitalization Fund, Class 2
2023	5		$21.36	$104		0.27%	16.17%
2022	3		18.39	56		0.00%	(29.55)%
2021	2		26.10	64		0.00%	6.74%
2020	8		24.46	201		0.18%	29.74%
2019	9		18.85	177		0.18%	31.52%
American Funds IS Growth Fund, Class 2
2023	61		57.54	3,508		0.36%	38.48%
2022	70		41.55	2,896		0.32%	(29.94)%
2021	74		59.30	4,368		0.20%	21.99%
2020	95		48.61	4,622		0.32%	52.10%
2019	114		31.96	3,640		0.83%	30.77%
American Funds IS Growth-Income Fund, Class 2
2023	0	*	17.84	0	*	1.37%	26.14%
2022	0	*	14.14	0	*	1.28%	(16.47)%
2021	0	*	16.93	-		1.12%	24.07%
2020	0	*	13.65	3		1.46%	13.55%
American Funds IS International Fund, Class 2
2023	113		15.88	1,791		1.30%	15.84%
2022	113		13.71	1,548		1.62%	(20.79)%
2021	150		17.30	2,593		2.67%	(1.50)%
2020	64		17.57	1,132		0.77%	14.00%
2019	33		15.41	501		1.06%	22.89%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

American Funds IS New World Fund, Class 2
2023	52		$29.70	$1,542		1.43%	16.00%
2022	54		25.60	1,374		1.33%	(22.10)%
2021	52		32.86	1,722		0.77%	4.92%
2020	69		31.32	2,150		0.08%	23.60%
2019	64		25.34	1,633		0.94%	29.14%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class I
2023	0	*	13.51	0	*	2.04%	15.62%
2022	0	*	11.68	0	*	3.21%	(15.03)%
2021	-		13.75	-		5.30%	37.50%
BlackRock Global Allocation V.I. Fund, Class I
2023	175		15.78	2,758		2.21%	12.83%
2022	179		13.98	2,503		0.00%	(15.86)%
2021	179		16.62	2,983		0.98%	6.67%
2020	10		15.58	158		1.56%	20.96%
2019	0	*	12.88	5		1.11%	17.99%
BlackRock High Yield V.I., Class I
2023	49		12.03	591		6.54%	13.19%
2022	65		10.63	693		5.37%	(10.34)%
2021	47		11.86	555		4.53%	5.32%
2020	3		11.26	30		0.00%	7.30%
BNY Mellon Stock Index Fund, Initial Shares
2023	649		48.20	31,264		1.44%	25.93%
2022	642		38.27	24,575		1.35%	(18.32)%
2021	669		46.86	31,356		1.11%	28.41%
2020	692		36.49	25,248		1.66%	18.01%
2019	988		30.92	30,559		1.72%	31.18%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

ClearBridge Variable Mid Cap Portfolio, Class I
2023	5	$18.25	$98	0.11%	12.92%
2022	7	16.17	112	0.35%	(25.31)%
2021	6	21.64	123	0.02%	28.71%
2020	9	16.82	155	0.31%	15.34%
2019	8	14.58	121	0.85%	32.95%
ClearBridge Variable Small Cap Growth Portfolio, Class I
2023	25	23.00	578	0.00%	8.40%
2022	19	21.21	409	0.00%	(28.85)%
2021	17	29.81	492	0.00%	12.61%
2020	18	26.47	489	0.00%	43.26%
2019	11	18.48	211	0.00%	26.87%
Columbia VP Small Cap Value Fund, Class 1
2023	3	51.31	148	0.75%	21.94%
2022	3	42.08	116	0.11%	(8.69)%
2021	6	46.08	281	0.68%	29.19%
2020	7	35.67	154	0.74%	8.79%
2019	4	32.79	141	0.64%	21.34%
Davis Financial Portfolio
2023	11	35.64	402	2.64%	15.29%
2022	10	30.92	321	2.27%	(8.53)%
2021	8	33.80	275	3.43%	30.54%
2020	1	25.89	37	1.57%	(5.99)%
2019	2	27.54	58	1.57%	25.86%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

Davis Value Portfolio
2023	4		$39.88	$166		1.39%	32.63%
2022	4		30.07	127		1.29%	(20.13)%
2021	4		37.64	162		0.60%	17.85%
2020	4		31.94	139		0.81%	11.73%
2019	4		28.59	127		1.65%	31.16%
Delaware VIP International Series, Standard Class
2023	26		10.22	270		1.37%	13.58%
2022	7		8.99	60		0.88%	(17.37)%
2021	18		10.88	191		0.91%	6.87%
2020	18		10.18	183		0.00%	1.81%
2019	3		12.52	40		0.01%	19.31%
Delaware VIP Small Cap Value Series, Service Class
2023	32		19.01	602		0.65%	9.10%
2022	30		17.43	522		0.44%	(12.36)%
2021	35		19.88	700		0.59%	34.01%
2020	25		14.84	369		1.10%	(2.19)%
2019	9		15.17	142		0.90%	27.72%
Dimensional VIT Inflation Protected Securities Portfolio, Institutional
2023	6		9.60	54		1.74%	4.02%
2022	17		9.23	157		12.34%	(7.71)%
DWS Core Equity VIP, Class A
2023	0	*	43.00	0	*	0.93%	25.57%
2022	0	*	34.25	0	*	0.59%	(15.88)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

DWS CROCI U.S. VIP, Class A
2023	-	$-	$-	0.00%	20.76%
2022	-	-	-	0.00%	(15.40)%
2021	-	-	-	0.00%	0.00%
2020	8	16.86	143	2.02%	(12.14)%
2019	15	19.19	285	1.97%	32.95%
DWS High Income VIP, Class A
2023	16	23.22	369	5.30%	11.34%
2022	11	20.86	231	5.23%	(8.88)%
2021	10	22.89	233	3.47%	4.00%
2020	8	22.01	168	5.16%	6.22%
2019	6	20.72	119	6.03%	15.69%
DWS Small Cap Index VIP, Class A
2023	268	34.46	9,240	1.13%	16.76%
2022	258	29.52	7,629	0.91%	(20.64)%
2021	278	37.19	10,326	0.86%	14.50%
2020	265	32.48	8,594	1.30%	19.42%
2019	268	27.20	7,280	1.06%	25.22%
DWS Small Mid Cap Value VIP, Class A
2023	45	33.84	1,527	1.15%	14.95%
2022	45	29.44	1,335	0.85%	(15.80)%
2021	45	34.97	1,564	1.22%	30.50%
2020	49	26.80	1,322	1.61%	(0.79)%
2019	65	27.01	1,768	0.72%	21.51%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Eaton Vance VT Floating-Rate Income, Initial Class
2023	118	$13.33	$1,567	8.21%	11.21%
2022	115	11.98	1,383	4.65%	(2.74)%
2021	114	12.32	1,405	2.89%	3.61%
2020	6	11.89	74	0.27%	2.02%
Empower Aggressive Profile Fund, Investor Class
2023	25	16.92	426	2.88%	16.94%
2022	38	14.47	556	1.31%	(15.17)%
2021	39	17.05	673	5.96%	19.49%
2020	43	14.27	618	1.71%	12.03%
2019	44	12.74	566	1.29%	26.10%
Empower Ariel Mid Cap Value Fund, Investor Class
2023	3	73.62	195	1.83%	10.45%
2022	3	66.65	178	5.05%	(12.94)%
2021	3	76.56	219	2.18%	26.13%
2020	6	60.70	345	2.85%	9.09%
2019	5	55.64	262	1.32%	24.32%
Empower Bond Index Fund, Investor Class
2023	281	14.58	4,090	2.05%	5.02%
2022	249	13.88	3,453	1.16%	(13.68)%
2021	236	16.08	3,793	0.80%	(2.39)%
2020	235	16.47	3,872	1.81%	7.18%
2019	155	15.37	2,378	1.08%	8.09%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

Empower Conservative Profile Fund, Investor Class
2023	38		$12.64	$477		2.33%	8.25%
2022	97		11.67	1,134		1.97%	(9.93)%
2021	61		12.96	787		2.21%	6.35%
2020	90		12.19	1,096		2.14%	8.22%
2019	97		11.26	1,087		1.72%	11.54%
Empower Core Bond Fund, Investor Class
2023	6		15.14	94		2.11%	6.20%
2022	9		14.25	123		0.63%	(14.70)%
2021	164		16.71	2,744		0.78%	(1.55)%
2020	164		16.97	2,776		2.80%	8.04%
2019	162		15.71	2,541		2.43%	9.19%
Empower Emerging Markets Equity Fund, Investor Class
2023	0	*	9.76	0	*	1.34%	9.67%
2022	7		8.90	61		0.76%	(22.34)%
2021	14		11.46	164		1.93%	(4.43)%
2020	8		12.00	96		9.53%	19.59%
2019	-		10.03	3		0.98%	21.67%
Empower Global Bond Fund, Investor Class
2023	74		13.07	972		0.83%	5.13%
2022	111		12.43	1,386		0.80%	(14.65)%
2021	95		14.56	1,386		0.80%	(6.46)%
2020	109		15.57	1,696		1.02%	5.35%
2019	182		14.78	2,696		3.22%	4.07%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

Empower Government Money Market Fund, Investor Class
2023	2,268		$14.30	$31,746		4.46%	4.54%
2022	2,396		13.68	32,781		1.37%	1.22%
2021	1,526		13.52	20,623		0.01%	0.01%
2020	1,744		13.52	23,577		0.23%	0.28%
2019	1,054		13.48	14,207		1.72%	1.76%
Empower Inflation-Protected Securities Fund, Investor Class
2023	0	*	11.39	0	*	4.12%	4.76%
2022	0	*	10.87	0	*	0.00%	(8.92)%
2021	73		11.93	869		2.49%	4.76%
2020	58		11.39	660		0.00%	7.57%
Empower International Index Fund, Investor Class
2023	335		16.13	5,403		2.35%	17.52%
2022	330		13.73	4,531		1.77%	(14.74)%
2021	317		16.10	5,105		2.21%	10.75%
2020	225		14.54	3,267		17.50%	7.52%
2019	0	*	13.54	1		0.50%	21.25%
Empower International Value Fund, Investor Class
2023	255		17.27	4,410		1.14%	18.03%
2022	438		14.63	6,403		1.21%	(15.18)%
2021	441		17.25	7,603		2.06%	10.83%
2020	340		15.56	5,286		1.06%	9.76%
2019	363		14.18	5,149		1.25%	22.07%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Empower Large Cap Growth Fund, Investor Class
2023	11		$75.36	$804	0.10%	33.57%
2022	8		56.42	428	0.39%	(23.16)%
2021	5		73.42	341	1.00%	20.84%
2020	3		60.76	180	4.14%	41.45%
2019	0	*	42.94	19	0.09%	36.21%
Empower Large Cap Value Fund, Investor II Class
2023	177		15.23	2,697	1.12%	12.51%
2022	180		13.53	2,438	1.67%	(3.41)%
2021	200		14.01	2,804	1.14%	26.15%
2020	216		11.11	2,403	1.26%	3.90%
2019	228		10.69	2,436	0.60%	6.91%
Empower Lifetime 2015 Fund, Investor Class
2023	42		14.87	617	2.95%	10.33%
2022	42		13.48	566	1.39%	(12.27)%
2021	78		15.36	1,204	1.84%	8.48%
2020	115		14.16	1,625	1.99%	10.98%
2019	108		12.76	1,381	1.35%	15.17%
Empower Lifetime 2020 Fund, Investor Class
2023	43		15.31	652	2.72%	10.97%
2022	46		13.80	640	2.06%	(12.95)%
2021	46		15.85	722	2.29%	9.17%
2020	47		14.52	675	2.33%	11.29%
2019	38		13.05	492	1.84%	16.44%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Empower Lifetime 2025 Fund, Investor Class
2023	500	$15.91	$7,959	2.37%	11.91%
2022	536	14.21	7,624	1.83%	(13.83)%
2021	347	16.49	5,724	2.29%	10.16%
2020	317	14.97	4,743	2.33%	12.24%
2019	305	13.34	4,074	1.84%	18.01%
Empower Lifetime 2030 Fund, Investor Class
2023	217	16.74	3,637	2.73%	13.07%
2022	192	14.80	2,839	1.94%	(14.62)%
2021	170	17.34	2,942	2.57%	11.60%
2020	153	15.54	2,377	2.38%	12.59%
2019	119	13.80	1,637	2.07%	20.01%
Empower Lifetime 2035 Fund, Investor Class
2023	158	17.52	2,760	2.04%	14.40%
2022	142	15.31	2,169	1.59%	(15.62)%
2021	114	18.15	2,074	2.39%	13.46%
2020	110	15.99	1,757	2.31%	13.27%
2019	89	14.12	1,250	1.50%	22.17%
Empower Lifetime 2040 Fund, Investor Class
2023	109	18.32	2,002	2.40%	15.73%
2022	108	15.83	1,710	1.78%	(16.30)%
2021	91	18.91	1,725	2.95%	15.11%
2020	87	16.43	1,424	2.85%	13.61%
2019	53	14.46	771	1.95%	23.82%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

Empower Lifetime 2045 Fund, Investor Class
2023	55		$18.54	$1,022		1.82%	16.73%
2022	55		15.89	874		1.29%	(16.82)%
2021	55		19.10	1,058		2.37%	16.02%
2020	71		16.46	1,170		2.47%	13.92%
2019	47		14.45	675		1.58%	24.59%
Empower Lifetime 2050 Fund, Investor Class
2023	21		18.77	397		1.86%	17.05%
2022	29		16.04	464		1.76%	(16.95)%
2021	25		19.31	487		3.05%	16.15%
2020	25		16.63	415		2.33%	13.96%
2019	15		14.59	213		1.53%	24.82%
Empower Lifetime 2055 Fund, Investor Class
2023	31		18.53	572		1.28%	17.06%
2022	35		15.83	556		1.12%	(17.13)%
2021	23		19.10	435		2.17%	16.10%
2020	24		16.45	394		1.19%	13.95%
2019	34		14.44	485		2.24%	24.69%
Empower Lifetime 2060 Fund, Investor Class
2023	0	*	13.78	1		4.67%	16.97%
2022	0	*	11.78	0	*	2.92%	(17.10)%
2021	0	*	14.21	0	*	9.41%	0.00%
2020	-		12.26	-		0.00%	0.00%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Empower Mid Cap Value Fund, Investor Class
2023	25	$18.40	$468	0.51%	15.15%
2022	25	15.98	392	0.61%	(11.76)%
2021	19	18.11	345	27.50%	30.17%
2020	8	13.91	105	0.92%	(0.35)%
2019	6	13.96	79	0.17%	20.49%
Empower Moderate Profile Fund, Investor Class
2023	17	14.58	244	3.83%	11.93%
2022	12	13.03	159	1.31%	(12.02)%
2021	6	14.81	93	3.03%	11.98%
2020	26	13.23	338	1.59%	11.23%
2019	26	11.89	311	2.04%	17.52%
Empower Moderately Aggressive Profile Fund, Investor Class
2023	9	15.34	132	2.63%	13.60%
2022	7	13.51	96	0.92%	(13.09)%
2021	2	15.54	30	4.87%	14.25%
2020	6	13.60	83	2.01%	11.77%
2019	9	12.17	109	1.69%	20.35%
Empower Moderately Conservative Profile Fund, Investor Class
2023	238	13.55	3,223	3.45%	9.90%
2022	204	12.33	2,518	1.74%	(10.82)%
2021	151	13.83	2,094	3.77%	9.13%
2020	111	12.67	1,401	1.78%	9.52%
2019	12	11.57	133	1.97%	14.45%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Empower Multi-Sector Bond Fund, Investor Class
2023	36	$44.67	$1,610	5.39%	7.88%
2022	6	41.41	236	2.31%	(11.42)%
2021	6	46.74	281	2.24%	0.89%
2020	9	46.33	403	2.88%	9.09%
2019	13	42.47	566	1.72%	11.74%
Empower Real Estate Index Fund, Investor Class
2023	109	16.28	1,782	1.82%	13.31%
2022	108	14.37	1,551	1.75%	(26.40)%
2021	97	19.53	1,899	0.66%	44.31%
2020	22	13.53	301	1.62%	(11.57)%
2019	18	15.30	269	0.95%	22.40%
Empower S&P Mid Cap 400 Index Fund, Investor Class
2023	381	27.20	10,377	0.46%	15.76%
2022	388	23.50	9,110	0.43%	(13.55)%
2021	428	27.18	11,622	1.51%	24.01%
2020	353	21.92	7,744	3.45%	13.10%
2019	84	19.38	1,621	0.32%	25.49%
Empower S&P Small Cap 600 Index Fund, Investor Class
2023	49	22.45	1,089	0.55%	15.47%
2022	45	19.44	866	0.52%	(16.51)%
2021	38	23.29	886	2.61%	25.94%
2020	25	18.49	469	2.82%	10.93%
2019	2	16.67	40	0.89%	22.36%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

Empower Short Duration Bond Fund, Investor Class
2023	215		$15.73	$3,376		2.34%	5.67%
2022	227		14.89	3,384		1.28%	(4.25)%
2021	425		15.55	6,603		1.04%	(0.03)%
2020	447		15.55	6,957		1.96%	4.65%
2019	534		14.86	7,942		2.07%	5.40%
Empower Small Cap Growth Fund, Investor Class
2023	0	*	23.07	0	*	0.00%	15.76%
2022	0	*	19.93	0	*	0.33%	(25.36)%
2021	0	*	-	0	*	20.96%	0.00%
Empower Small Cap Value Fund, Investor Class
2023	18		62.55	1,103		0.05%	17.81%
2022	19		53.09	1,030		0.06%	(10.03)%
2021	21		59.01	1,215		3.35%	30.67%
2020	23		45.16	1,032		0.00%	3.20%
2019	22		43.76	980		0.00%	24.67%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2023	33		73.49	2,437		0.00%	19.92%
2022	33		61.29	2,052		0.02%	(22.79)%
2021	36		79.38	2,860		0.18%	14.83%
2020	42		69.13	2,882		0.00%	24.10%
2019	62		55.70	3,447		0.01%	31.28%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

Empower U.S. Government Securities Fund, Investor Class
2023	27		$22.35	$605		2.46%	4.44%
2022	28		21.40	599		0.70%	(12.08)%
2021	159		24.34	3,859		0.66%	(2.15)%
2020	3,947		24.88	3,947		0.91%	5.86%
2019	140		23.50	3,279		1.55%	6.12%
Federated Hermes High Income Bond Fund II
2023	0	*	37.27	0	*	24.56%	12.71%
2022	5		33.06	154		5.56%	(11.78)%
2021	4		37.48	158		4.00%	274.79%
Federated Hermes Kaufmann Fund II, Primary Shares
2023	8		37.93	290		0.00%	15.23%
2022	5		32.92	162		0.00%	(30.09)%
2021	4		47.09	201		0.00%	2.51%
2020	6		45.93	262		0.00%	28.81%
2019	6		35.66	207		0.00%	33.82%
Fidelity VIP Contrafund Portfolio, Service Class 2
2023	26		69.92	1,814		0.27%	33.12%
2022	25		52.52	1,328		0.29%	(26.49)%
2021	25		71.45	1,766		0.03%	27.51%
2020	35		56.03	1,949		0.04%	30.22%
2019	31		43.03	1,336		0.23%	31.28%
Fidelity VIP Emerging Markets Portfolio, Service Class 2
2023	148		11.99	1,777		1.97%	9.49%
2022	147		10.95	1,612		1.56%	(20.37)%
2021	143		13.75	1,970		2.11%	(2.41)%
2020	7		14.09	104		0.00%	30.88%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Fidelity VIP Growth Portfolio, Service Class 2
2023	1	$56.12	$40	0.00%	35.89%
2022	1	41.30	34	0.33%	(24.63)%
2021	1	54.80	53	0.00%	22.88%
2020	1	44.59	48	0.05%	43.53%
2019	36	31.07	1,109	0.05%	33.98%
Fidelity VIP Index 500 Portfolio, Initial Class
2023	681	11.84	8,057	1.49%	26.19%
2022	601	9.38	5,638	1.49%	(18.21)%
2021	522	11.47	5,988	0.00%	14.68%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2023	8	23.46	191	2.56%	6.00%
2022	8	22.13	173	2.04%	(13.21)%
2021	11	25.50	282	1.82%	(0.90)%
2020	15	25.73	394	2.21%	9.16%
2019	16	23.57	370	2.54%	9.40%
Fidelity VIP Mid Cap Portfolio, Service Class 2
2023	3	83.40	280	0.36%	14.80%
2022	4	72.65	308	0.26%	(14.97)%
2021	5	85.44	406	0.37%	25.31%
2020	8	68.18	519	0.36%	17.86%
2019	13	57.85	759	56.00%	23.17%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Goldman Sachs VIT Mid Cap Value Fund, Institutional Shares
2023	1		$25.68	$21	0.30%	11.42%
2022	4		23.05	89	0.71%	(9.99)%
2021	4		25.60	98	0.49%	30.95%
2020	4		19.55	76	0.68%	8.38%
2019	6		18.04	103	0.78%	31.52%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares
2023	-		-	-	0.00%	7.77%
2022	0	*	11.38	6	2.42%	(6.54)%
2021	1		12.17	9	1.47%	4.84%
2020	1		11.61	9	2.58%	6.72%
2019	1		10.87	5	2.67%	8.82%
Invesco Global Real Estate Fund, Series I
2023	28		40.99	1,139	1.55%	9.05%
2022	27		37.59	1,002	2.93%	(24.94)%
2021	27		50.08	1,364	2.38%	25.71%
2020	1,418		39.83	1,418	5.94%	(12.32)%
2019	27		45.43	1,224	4.23%	23.00%
Invesco V.I. Core Equity Fund, Series I
2023	0	*	39.25	18	0.72%	23.36%
2022	1		31.82	16	0.96%	(20.54)%
2021	1		40.04	26	0.64%	27.74%
2020	25		31.35	25	1.44%	13.87%
2019	1		27.53	22	0.94%	28.96%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

Invesco V.I. EQV International Equity Fund, Series I
2023	122	$22.83	$2,792		0.20%	18.15%
2022	131	19.32	2,537		1.76%	(18.31)%
2021	135	23.65	3,201		1.14%	5.89%
2020	175	22.34	3,913		2.55%	13.98%
2019	193	19.60	3,789		1.61%	28.57%
Invesco V.I. Health Care Fund, Series I
2023	2	46.75	113		0.00%	3.02%
2022	1	45.37	39		0.00%	(13.30)%
2021	1	52.34	47		0.24%	12.28%
2020	71	46.61	58		0.35%	14.44%
2019	2	40.73	64		0.03%	32.50%
Invesco V.I. Main Street Mid Cap Fund
2023	-	-	-		0.00%	14.47%
2022	-	-	0	*	0.00%	(14.26)%
2021	14	38.00	515		0.46%	23.24%
2020	13	30.84	395		0.87%	9.27%
2019	9	28.22	247		0.51%	25.28%
Invesco V.I. Main Street Small Cap Fund
2023	30	20.89	634		1.25%	18.13%
2022	29	17.68	515		0.53%	(15.83)%
2021	28	21.01	586		0.34%	22.55%
2020	346	17.14	346		0.76%	19.89%
2019	33	14.30	471		0.25%	26.47%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Janus Aspen Series Janus Henderson Flexible Bond Portfolio
2023	60	$28.78	$1,726	4.24%	5.50%
2022	89	27.28	2,430	2.44%	(13.66)%
2021	93	31.60	2,936	2.00%	(0.90)%
2020	87	31.88	2,760	3.27%	10.48%
2019	64	28.86	1,853	3.61%	9.57%
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares
2023	2	42.04	77	1.53%	10.87%
2022	2	37.91	71	1.78%	(8.60)%
2021	2	41.48	79	1.16%	13.58%
2020	2	36.52	70	1.50%	16.28%
2019	2	31.41	62	1.92%	27.02%
Janus Henderson Balanced Fund, Class I
2023	61	49.00	3,010	2.05%	15.41%
2022	66	42.46	2,787	1.29%	(16.40)%
2021	61	50.79	3,082	0.87%	17.20%
2020	79	43.34	3,426	2.68%	14.32%
2019	71	37.91	2,698	2.00%	22.59%
Janus Henderson Enterprise Fund, Class I
2023	25	21.81	544	0.15%	18.07%
2022	33	18.47	602	0.18%	(15.94)%
2021	33	21.98	725	0.36%	16.83%
2020	41	18.81	776	0.13%	19.50%
2019	39	15.74	611	0.13%	35.48%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Janus Henderson Forty Fund, Class I
2023	20	$99.50	$1,945	0.22%	39.96%
2022	18	71.09	1,262	0.19%	(33.55)%
2021	17	106.99	1,823	0.00%	22.90%
2020	32	87.05	2,763	0.80%	39.40%
2019	41	62.45	2,541	0.16%	37.16%
Janus Henderson Global Research Fund, Class I
2023	18	24.16	426	1.21%	26.78%
2022	7	19.06	124	1.05%	(19.41)%
2021	7	23.65	171	0.41%	18.09%
2020	16	20.03	319	0.70%	20.08%
2019	44	16.68	734	0.95%	29.04%
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
2023	24	106.22	2,576	0.00%	54.55%
2022	25	68.73	1,698	0.00%	(36.95)%
2021	27	109.01	2,989	0.22%	18.01%
2020	25	92.37	2,347	0.00%	51.18%
2019	29	61.10	1,764	0.41%	45.17%
Lord Abbett Series Fund Developing Growth Portfolio
2023	20	17.83	362	0.00%	8.17%
2022	8	16.48	126	0.00%	(35.98)%
2021	9	25.75	242	0.00%	(2.75)%
2020	8	26.47	222	0.00%	72.57%
2019	9	15.34	131	0.00%	31.77%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

Lord Abbett Series Fund Total Return Portfolio
2023	6		$10.73	$61		4.45%	6.34%
2022	5		10.10	54		2.55%	(14.05)%
2021	2		11.75	20		1.97%	(0.24)%
2020	2		11.77	21		3.76%	7.43%
2019	1		10.97	7		3.00%	8.41%
LVIP JPMorgan Small Cap Core Fund, Standard Class
2023	0	*	17.74	0	*	1.38%	13.10%
2022	0	*	15.69	0	*	0.31%	(20.28)%
LVIP JPMorgan U.S. Equity Fund, Standard Class
2023	0	*	23.39	0	*	1.55%	27.16%
2022	0	*	18.40	0	*	0.37%	(19.19)%
MFS Blended Research Small Cap Equity Portfolio, Initial Class
2023	0	*	17.13	0	*	0.01%	18.96%
2022	1		14.40	9		0.78%	(18.37)%
2021	1		17.64	14		0.84%	29.64%
2020	1		13.60	16		1.31%	2.23%
2019	-		13.30	6		0.66%	26.77%
MFS Global Real Estate Portfolio, Initial Class
2023	22		14.33	320		0.86%	11.46%
2022	18		12.86	228		1.64%	(26.94)%
2021	13		17.60	232		0.91%	30.12%
2020	3		13.52	35		0.00%	1.49%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

MFS Growth Series, Initial Class
2023	0	*	$20.25	$0	*	0.00%	35.86%
2022	1		14.90	8		0.00%	(31.64)%
2021	1		21.80	21		0.00%	23.53%
2020	1		17.65	18		0.00%	31.90%
2019	1		13.38	9		0.00%	38.15%
MFS International Growth Portfolio, Initial Class
2023	180		13.30	2,389		1.10%	14.72%
2022	173		11.60	2,009		0.62%	(14.95)%
2021	169		13.64	2,305		0.48%	9.27%
2020	38		12.48	470		0.00%	15.84%
MFS Mid Cap Growth Series, Initial Class
2023	15		21.82	320		0.00%	21.32%
2022	26		17.99	465		0.00%	(28.70)%
2021	38		25.23	954		0.00%	14.11%
2020	22		22.11	482		0.00%	36.48%
MFS Mid Cap Value Portfolio, Initial Class
2023	4		17.84	74		1.60%	12.73%
2022	4		15.83	61		1.03%	(8.79)%
2021	3		17.35	54		0.88%	30.99%
2020	0	*	13.25	6		1.99%	3.87%
2019	0	*	12.76	3		1.42%	31.11%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

MFS Research Series, Initial Class
2023	0	*	$24.55	$0	*	0.00%	22.42%
2022	2		20.06	36		0.52%	(17.21)%
2021	3		24.23	76		0.54%	24.80%
2020	3		19.41	64		0.84%	16.59%
2019	3		16.65	54		0.68%	32.95%
MFS Total Return Bond Series, Initial Class
2023	262		11.10	2,910		3.20%	7.38%
2022	266		10.34	2,749		2.77%	(13.93)%
2021	272		12.01	3,266		2.23%	(0.81)%
2020	359		12.11	4,348		3.69%	8.52%
2019	379		11.16	4,228		4.05%	10.21%
MFS Value Series, Initial Class
2023	74		20.10	1,486		1.81%	7.93%
2022	66		18.63	1,228		1.31%	(5.91)%
2021	78		19.80	1,548		1.28%	25.45%
2020	33		15.78	520		1.69%	3.48%
2019	29		15.25	436		2.34%	29.80%
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I
2023	0	*	39.85	12		0.00%	18.15%
2022	0	*	33.73	11		0.00%	(28.73)%
2021	0	*	47.33	18		0.00%	12.99%
2020	0	*	41.89	16		0.00%	39.98%
2019	0	*	29.94	15		0.00%	32.75%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I
2023	-	$33.44	$0	*	1.52%	11.00%
2022	-	30.13	0	*	0.00%	(9.75)%
2021	2	33.38	78		0.61%	32.80%
2020	8	25.14	208		1.15%	(2.61)%
2019	3	25.81	65		0.21%	16.75%
Neuberger Berman AMT Sustainable Equity Portfolio, Class I
2023	4	60.38	261		0.35%	26.90%
2022	2	47.58	76		0.43%	(18.45)%
2021	2	58.35	88		0.42%	23.48%
2020	3	47.25	150		0.69%	19.57%
2019	3	39.52	125		0.63%	25.88%
PIMCO Commodity RealReturn Strategy Portfolio, Admin Class
2023	6	13.72	80		16.06%	(7.85)%
2022	5	14.89	73		20.97%	8.61%
2021	4	13.71	51		3.15%	37.05%
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
2023	178	10.55	1,879		2.26%	5.26%
2022	174	10.02	1,743		1.49%	(11.00)%
2021	190	11.26	2,136		5.18%	(4.16)%
2020	27	11.75	318		2.69%	10.13%
2019	1	10.67	5		2.03%	6.14%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

PIMCO High Yield Portfolio, Admin Class
2023	47	$29.66	$1,402	5.67%	12.22%
2022	37	26.43	979	5.06%	(10.28)%
2021	38	29.46	1,114	4.48%	3.63%
2020	11	28.43	313	5.30%	5.76%
2019	8	26.88	219	4.94%	14.73%
PIMCO Income Portfolio, Institutional Class
2023	3	10.77	32	5.58%	6.50%
PIMCO Low Duration Portfolio, Admin Class
2023	224	15.94	3,568	3.57%	4.97%
2022	291	15.18	4,423	1.52%	(5.74)%
2021	532	16.11	8,568	0.52%	(0.93)%
2020	510	16.26	8,296	1.30%	2.96%
2019	509	15.79	8,037	2.76%	4.03%
PIMCO Real Return Portfolio, Admin Class
2023	53	20.16	1,069	2.99%	3.67%
2022	46	19.44	898	7.05%	(11.90)%
2021	55	22.07	1,224	5.08%	5.59%
2020	24	20.90	499	1.53%	11.73%
2019	22	18.71	418	1.64%	8.44%
PIMCO Total Return Portfolio, Admin Class
2023	396	20.62	8,173	3.57%	5.93%
2022	366	19.47	7,134	2.62%	(14.30)%
2021	367	22.72	8,347	1.83%	(1.27)%
2020	209	23.01	4,803	2.31%	8.62%
2019	198	21.18	4,202	3.01%	8.35%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

Pioneer Real Estate Shares VCT Portfolio, Class I
2023	-		$-	$-		1.85%	(1.01)%
2022	12		11.52	139		1.92%	(30.84)%
2021	18		16.66	305		1.39%	41.05%
2020	6		11.81	75		1.88%	(7.34)%
2019	6		12.75	71		2.32%	28.17%
Putnam VT Focused International Equity Fund, Class IA
2023	1		16.27	11		0.21%	19.56%
2022	10		13.60	142		2.04%	(17.99)%
2021	12		16.59	198		1.05%	12.84%
2020	2		14.70	28		0.45%	10.29%
2019	2		13.33	33		0.00%	26.92%
Putnam VT Global Asset Allocation Fund, Class IA
2023	0	*	16.63	0	*	0.03%	17.78%
2022	0	*	14.12	6		1.78%	(15.82)%
2021	1		16.78	15		0.92%	14.25%
2020	1		14.68	14		1.34%	12.58%
2019	0	*	13.05	5		0.00%	17.41%
Putnam VT High Yield Fund, Class IA
2023	3		28.49	90		5.34%	12.29%
2022	4		25.37	93		5.58%	(11.37)%
2021	5		28.63	134		6.92%	5.20%
2020	24		27.21	659		6.33%	5.52%
2019	23		25.79	598		5.99%	14.55%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Putnam VT Income Fund, Class IB
2023	22		$10.83	$234	5.63%	4.69%
2022	6		10.35	66	5.48%	(13.81)%
2021	6		12.00	66	1.54%	(4.59)%
2020	1		12.58	9	10.14%	5.72%
2019	54		11.90	638	3.45%	11.90%
Putnam VT International Value Fund, Class IA
2023	68		16.92	1,155	1.51%	19.08%
2022	59		14.21	840	2.24%	(6.70)%
2021	39		15.22	595	1.26%	15.28%
2020	19		13.21	247	0.00%	4.23%
Putnam VT Large Cap Growth Fund, Class IA
2023	12		33.25	394	0.00%	44.89%
2022	10		22.95	240	0.00%	(30.36)%
2021	31		32.96	1,016	0.00%	23.00%
2020	62		26.79	1,666	0.15%	39.09%
2019	0	*	19.25	6	0.00%	37.12%
Putnam VT Large Cap Value Fund, Class IA
2023	30		65.51	1,958	2.21%	15.92%
2022	28		56.51	1,558	1.72%	(2.87)%
2021	19		58.18	1,100	1.28%	27.62%
2020	19		45.59	879	1.89%	6.07%
2019	12		42.98	529	1.77%	30.73%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

Putnam VT Research Fund, Class IA
2023	0	*	$26.57	$0	*	0.00%	29.21%
2022	30		20.56	627		0.81%	(17.10)%
2021	27		24.80	658		0.30%	24.46%
2020	0	*	19.93	-		0.00%	0.00%
Putnam VT Small Cap Value Fund, Class IA
2023	0	*	20.48	4		0.37%	24.13%
2022	0	*	16.50	6		0.38%	(12.80)%
2021	-		18.92	5		0.87%	40.23%
2020	-		13.49	4		1.42%	4.23%
2019	-		12.99	2		0.30%	24.52%
Putnam VT Sustainable Future Fund, Class IA
2023	4		61.37	267		0.00%	28.83%
2022	4		47.64	202		0.00%	(33.85)%
2021	4		72.01	285		0.00%	6.33%
2020	4		67.72	240		0.36%	52.98%
2019	3		44.27	140		0.77%	30.32%
Royce Capital Fund Small Cap Portfolio, Service Class
2023	3		29.09	83		0.70%	25.53%
2022	3		23.17	67		0.08%	(9.41)%
2021	3		25.58	76		1.07%	28.44%
2020	4		19.92	74		0.70%	(7.33)%
2019	8		21.49	162		0.18%	18.43%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

T. Rowe Price Blue Chip Growth Portfolio, Class II
2023	123	$26.87	$3,298	0.00%	48.96%
2022	113	18.04	2,032	0.00%	(38.66)%
2021	128	29.40	3,776	0.00%	17.33%
2020	90	25.06	2,250	0.00%	33.92%
2019	114	18.71	2,133	0.00%	29.58%
VanEck VIP Emerging Markets Fund, Initial Class
2023	1	45.55	44	3.59%	9.77%
2022	1	41.49	41	0.28%	(24.37)%
2021	1	54.87	55	0.93%	(11.87)%
2020	1	62.26	74	2.28%	17.26%
2019	1	53.09	61	0.43%	30.59%
VanEck VIP Global Resources Fund, Class I
2023	23	66.50	1,524	2.90%	(3.58)%
2022	19	68.97	1,340	1.60%	8.39%
2021	22	63.63	1,381	0.36%	18.92%
2020	22	53.51	1,175	1.06%	19.11%
2019	23	44.92	1,012	0.00%	11.87%
Vanguard VIF Global Bond Index Portfolio
2023	86	9.32	799	1.84%	6.52%
2022	83	8.75	729	2.45%	(13.13)%
2021	81	10.07	819	0.00%	0.71%
Vanguard VIF Total Bond Market Index Portfolio
2023	300	9.25	2,769	2.02%	5.58%
2022	188	8.76	1,643	2.09%	(13.21)%
2021	81	10.09	820	0.00%	0.91%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

Victory RS Small Cap Growth Equity VIP Series, Class I
2023	0	*	$11.44	$0	*	0.00%	20.40%
2022	0	*	9.51	0	*	0.00%	(36.36)%
2021	1		14.94	12		0.00%	(10.43)%
2020	14		16.67	14		0.00%	38.04%
2019	1		12.08	11		0.00%	38.78%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, are not annualized, and include changes in the value of the underlying mutual fund. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.